UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Item 1.	Schedule of Investments

AGGRESSIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES(1) - 100.14%
Bond Fund - 5.51%

VALIC Co. II Core Bond Fund	205,412	$2,060,280

International Equity Fund - 26.04%

VALIC Co. II International Small Cap Equity Fund	765,098	9,739,699

Large Cap Equity Funds - 60.08%

VALIC Co. II Capital Appreciation Fund	1,290,827	11,088,202
VALIC Co. II Large Cap Value Fund	866,659	11,387,905

		22,476,107

Mid Cap Equity Funds - 5.81%

VALIC Co. II MidCap Value Fund	63,380	1,086,339
VALIC Co. II MidCap Growth Fund	157,669	1,086,337

		2,172,676

Small Cap Equity Funds - 2.70%

VALIC Co. II Small Cap Growth Fund	42,680	486,980
VALIC Co. II Small Cap Value Fund	35,798	524,439

		1,011,419

TOTAL INVESTMENTS
(Cost $34,587,944)(2)	100.14%	37,460,181
Liabilities in excess of other assets	(0.14)%	(51,949)

NET ASSETS -	100.00%	$37,408,232

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CAPITAL APPRECIATION FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.78%
Advertising - 1.25%

Getty Images, Inc.+	7,700	$576,268

Aerospace/Defense - 6.52%

Boeing Co.	15,000	958,500
L-3 Communications Holdings, Inc.	16,000	1,132,480
United Technologies Corp.	8,600	917,620

		3,008,600

Automotive - 0.93%

Autoliv, Inc.	9,300	431,613

Broadcasting - 0.59%

XM Satellite Radio Holdings, Inc., Class A+	8,500	272,935

Chemical - 2.82%

Crompton Corp.	34,800	534,180
Monsanto Co.	13,500	769,500

		1,303,680

Conglomerates - 3.35%

General Electric Co.	24,000	875,520
Tyco International, Ltd.	23,200	671,176

		1,546,696

Drugs - 6.56%

Abbott Laboratories	9,300	448,632
Pfizer, Inc.	16,000	446,400
Schering-Plough Corp.	44,100	859,950
Sepracor, Inc.+	13,900	844,564
Wyeth	9,900	429,363

		3,028,909

Electronics/Electrical Equipment - 3.55%

Comverse Technology, Inc.+	35,100	825,903
PerkinElmer, Inc.	11,000	210,430
Sony Corp. Sponsored ADR	16,200	603,774

		1,640,107

Financial Services - 4.26%

Capital One Financial Corp.	14,600	1,100,840
Citigroup, Inc.	18,400	866,824

		1,967,664

Foods - 2.43%

Campbell Soup Co.	19,500	605,085
Wm. Wrigley Jr. Co.	7,600	518,852

		1,123,937

Healthcare - 3.14%

Dade Behring Holdings, Inc.	14,800	989,380
Medco Health Solutions, Inc.+	9,200	460,000

		1,449,380

Hospital Management - 1.50%

LifePoint Hospitals, Inc.+	15,400	692,692

Hospital Supplies - 3.82%

Johnson & Johnson	20,700	1,388,970
St. Jude Medical, Inc.+	9,400	377,128

		1,766,098

Household Products - 3.52%

Kimberly-Clark Corp.	6,800	437,444
Procter & Gamble Co.	21,500	1,185,725

		1,623,169

Information Processing - Hardware - 0.80%

Apple Computer, Inc.+	9,300	369,303

Information Processing - Services - 9.71%

Macromedia, Inc.+	25,800	1,140,876
NCR Corp.+	30,700	1,124,541
VeriSign, Inc.+	32,300	1,044,905
Yahoo!, Inc.+	31,600	1,175,520

		4,485,842

Information Processing - Software - 6.23%

Avid Technology, Inc.+	10,100	592,264
Microsoft Corp.	53,700	1,385,460
NAVTEQ Corp.+	14,900	568,435
Oracle Corp.+	25,900	332,038

		2,878,197

Insurance - 4.86%

Aetna, Inc.	5,800	452,458
AMBAC Financial Group, Inc.	7,400	533,910
UnitedHealth Group, Inc.	9,200	446,936
WellPoint, Inc.+	6,100	811,300

		2,244,604

Leisure & Tourism - 4.03%

Activision, Inc.+	20,533	323,600
Harrah’s Entertainment, Inc.	6,400	459,584
Starbucks Corp.+	11,600	635,100
Starwood Hotels & Resorts Worldwide, Inc., Class B	7,900	442,163

		1,860,447

Machinery - 1.26%

Precision Castparts Corp.	7,500	582,975

Medical - Biomedical/Gene - 3.48%

Genentech, Inc.+	11,200	887,600
Genzyme Corp.+	11,500	717,485

		1,605,085

Medical Technology - 1.67%

Guidant Corp.	6,700	495,063
Martek Biosciences Corp.+	7,400	276,686

		771,749

Metals - 1.06%

Roper Industries, Inc.	7,000	489,300

Mining - 1.22%

Newmont Mining Corp.	15,100	562,324

Multimedia - 3.55%

E.W. Scripps Co., Class A	9,300	475,230
News Corp., Class A	29,190	470,835
Time Warner, Inc.+	39,950	695,130

		1,641,195

Oil & Gas - 3.30%

Forest Oil Corp.+	5,600	222,656
Smith International, Inc.	5,900	346,684
Weatherford International, Ltd.+	4,200	220,794
XTO Energy, Inc.	23,566	733,374

		1,523,508

Retail - 4.94%

CVS Corp.	11,700	641,745
Dollar General Corp.	20,900	409,849
Office Depot, Inc.+	21,900	431,868
Whole Foods Market, Inc.	6,700	797,166

		2,280,628

Semiconductors - 2.46%

Broadcom Corp., Class A+	18,600	660,114
Intel Corp.	17,600	473,968

		1,134,082

Telecommunications - 3.39%

Corning, Inc.+	59,600	934,528
QUALCOMM, Inc.	16,900	629,694

		1,564,222

Therapeutics - 1.58%

Gilead Sciences, Inc.+	17,900	730,320

Total Long-Term Investment Securities (Cost $41,125,413)		45,155,529

REPURCHASE AGREEMENT - 2.14%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $988,077 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 04/18/08 and having an approximate value of $1,021,751 (Cost $988,000)	$988,000	988,000

TOTAL INVESTMENTS (Cost $42,113,413)(1)	99.92%	46,143,529
Other assets less liabilities	0.08%	38,430

Net Assets	100.00%	$46,181,959

ADR - American Depository Receipt

+	Non-income producing
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CONSERVATIVE GROWTH LIFESTYLE FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES(1) - 100.14%
Bond Fund - 47.07%

VALIC Co. II Core Bond Fund	1,502,703	$15,072,111

International Equity Fund - 8.21%

VALIC Co. II International Small Cap Equity Fund	206,571	2,629,653

Large Cap Equity Funds - 39.36%

VALIC Co. II Capital Appreciation Fund	724,253	6,221,336
VALIC Co. II Large Cap Value Fund	485,669	6,381,691

		12,603,027

Mid Cap Equity Funds - 3.80%

VALIC Co. II MidCap Value Fund	35,549	609,303
VALIC Co. II MidCap Growth Fund	88,432	609,302

		1,218,605

Small Cap Equity Funds - 1.70%

VALIC Co. II Small Cap Growth Fund	22,485	256,549
VALIC Co. II Small Cap Value Fund	19,701	288,617

		545,166

TOTAL INVESTMENTS
(Cost $31,085,951)(2)	100.14%	32,068,562
Liabilities in excess of other assets	(0.14)%	(45,998)

NET ASSETS -	100.00%	$32,022,564

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CORE BOND FUND

SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Principal Amount/ Shares	Value (Note 1)
ASSET-BACKED SECURITIES - 3.49%
Finance Companies - 1.12%

Honda Auto Receivables Owner Trust, Series 2003-3 A4:
2.77% due 11/21/08	$1,000,000	$981,122

Financial Services - 2.37%

Bear Stearns Commercial Mtg. Securities, Inc.:
6.02% due 02/14/31 (4)	250,000	264,175
DLJ Commercial Mtg. Corp.:
7.34% due 10/10/32 (4)	500,000	558,425
Morgan Stanley Dean Witter Capital I:
6.66% due 02/15/33 (4)	651,500	719,978
Morgan Stanley Group, Inc.:
6.39% due 10/15/35 (4)	300,000	330,898
Residential Funding Mtg. Securities II:
3.05% due 07/25/16 (4)	200,000	196,768

		2,070,244

Total Asset-Backed Securities

(Cost $3,027,855)		3,051,366

CORPORATE BONDS - 27.16%
Aerospace/Defense - 0.62%

Raytheon Co.:
6.40% due 12/15/18	193,000	217,071
6.75% due 08/15/07	233,000	245,272
United Technologies Corp.:
5.40% due 05/01/35	77,000	79,210

		541,553

Airlines - 0.76%

American Airlines, Inc.:
6.82% due 05/23/11	210,000	197,545
Atlas Air, Inc.:
7.20% due 01/02/19	265,384	264,464
7.63% due 01/02/15	190,086	157,796
Delta Air Lines, Inc.:
10.00% due 08/15/08	100,000	41,500

		661,305

Automotive - 0.26%

Ford Motor Co.:
6.38% due 02/01/29	91,000	70,280
7.45% due 07/16/31	25,000	21,000
General Motors Corp.:
7.20% due 01/15/11	154,000	132,413

		223,693

Banks - 2.65%

American Express Centurion Bank:
3.25% due 11/16/09 (2)	116,000	115,852
BankBoston Captial Trust IV:
3.56% due 06/08/28 (2)	181,000	175,368
Chemical Bank:
6.13% due 11/01/08	138,000	146,245
Credit Suisse First Boston:
6.50% due 05/01/08 *	116,000	122,728
First Maryland Capital II:
4.06% due 02/01/27 (2)	159,000	157,176
HSBC Bank USA:
5.88% due 11/01/34	258,000	277,037
Key Bank NA:
4.10% due 06/30/05	100,000	100,087
7.00% due 02/01/11	72,000	81,708
National City Bank, Cleveland:
3.38% due 10/15/07	211,000	208,785
PNC Funding Corp.:
5.75% due 08/01/06	226,000	230,109
Popular North America, Inc.:
4.25% due 04/01/08	237,000	237,281
Sovereign Bank:
4.00% due 02/01/08	193,000	189,479
SunTrust Bank:
5.40% due 04/01/20	158,000	162,953
US Bank NA:
3.90% due 08/15/08	32,000	31,804
Wells Fargo & Co.:
3.11% due 09/15/09 (2)	79,000	79,036

		2,315,648

Beverages - 0.62%

Anheuser-Busch Cos., Inc.:
5.95% due 01/15/33	115,000	128,653
Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	159,000	215,253
PepsiAmericas, Inc.:
5.50% due 05/15/35	194,000	197,745

		541,651

Broadcasting - 0.98%

Charter Communications Holdings, LLC:
11.13% due 01/15/11	200,000	149,000
Comcast Cable Communications, Inc.:
6.20% due 11/15/08	83,000	87,724
Cox Communications, Inc.:
5.50% due 10/01/15	77,000	77,901
7.63% due 06/15/25	89,000	104,113
7.75% due 11/01/10	314,000	355,547
Liberty Media Corp.:
4.51% due 09/17/06 (2)	80,000	80,391

		854,676

Building Materials - 0.11%

American Standard, Inc.:
5.50% due 04/01/15 *	95,000	97,458

Chemical - 0.49%

Dow Chemical Co.:
7.38% due 03/01/23	184,000	227,542
E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	32,000	31,978
Rohm & Haas Co.:
7.85% due 07/15/29	125,000	167,049

		426,569

Commercial Services - 0.93%

Aramark Services, Inc.:
5.00% due 06/01/12	166,000	166,090
Hertz Corp.:
4.70% due 10/02/06	264,000	262,827
6.90% due 08/15/14	60,000	59,390
7.63% due 06/01/12	116,000	121,318
PHH Corp.:
6.00% due 03/01/08	193,000	199,133

		808,758

Drugs - 0.46%

American Home Products Corp.:
6.95% due 03/15/11	100,000	111,947
Merck & Co., Inc.:
2.50% due 03/30/07	116,000	113,031
Pfizer, Inc.:
2.50% due 03/15/07	185,000	180,734

		405,712

Finance Companies - 3.23%

BCI US Finance Corp.:
8.78% due 07/15/10 *(2)	200,000	200,000
Caterpillar Financial Services Corp.:
4.70% due 03/15/12	158,000	160,718
Countrywide Home Loans, Inc.:
5.50% due 08/01/06	289,000	293,699
Deere John Capital Corp.:
3.88% due 03/07/07	359,000	358,055
Devon Financing Corp. ULC:
6.88% due 09/30/11	150,000	166,851
Ford Motor Credit Co.:
4.95% due 01/15/08	193,000	182,954
5.70% due 01/15/10	110,000	100,072
7.00% due 10/01/13	25,000	23,475
FPL Group Capital, Inc.:
4.09% due 02/16/07	344,000	344,042
General Motors Acceptance Corp.:
6.75% due 12/01/14	92,000	78,033
6.88% due 08/28/12	25,000	21,520
7.00% due 02/01/12	267,000	231,353
8.00% due 11/01/31	13,000	10,875
Household Finance Corp.:
6.38% due 10/15/11	193,000	212,589
HSBC Finance Corp.:
4.75% due 04/15/10	285,000	288,108
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	153,000	151,821

		2,824,165

Financial Services - 3.83%

Borden US Finance Corp.:
9.00% due 07/15/14 *	175,000	176,750
Capital One Financial Corp.:
4.74% due 05/17/07	118,000	118,421
Chukchansi Economic Development Auth.:
14.50% due 06/15/09 *	150,000	183,000
Citigroup, Inc.:
5.00% due 09/15/14	128,000	130,502
5.85% due 12/11/34	207,000	225,861
General Electric Capital Corp.:
2.80% due 01/15/07	213,000	209,251
5.38% due 03/15/07	193,000	197,639
5.88% due 02/15/12	289,000	311,749
JPMorgan Chase & Co.:
6.63% due 03/15/12	153,000	170,379
7.88% due 06/15/10	102,000	117,690
JPMorgan Chase Capital XV:
5.88% due 03/15/35	93,000	94,279
Merrill Lynch & Co., Inc.:
4.25% due 02/08/10	151,000	150,169
Morgan Stanley:
5.30% due 03/01/13	100,000	103,212
Pricoa Global Funding I:
4.35% due 06/15/08 *	16,000	16,070
Prime Property Funding:
5.13% due 06/01/15	166,000	165,489
Principal Life Global Funding:
5.13% due 06/28/07 *	50,000	50,883
PX Escrow Corp.:
9.63% due 02/01/06 (3)	25,000	24,281
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	32,000	32,517
TIAA Global Markets:
4.13% due 11/15/07 *	236,000	236,250
Transamerica Finance Corp.:
6.40% due 09/15/08	79,000	85,549
Tyco International Group SA:
6.75% due 02/15/11	344,000	380,659
Tyco International Group SA Participation Certificate Trust:
4.44% due 06/15/07 *	170,000	170,703

		3,351,303

Foods - 0.07%

American Stores Co.:
7.90% due 05/01/17	55,000	63,544

Freight - 0.39%

Ryder System, Inc.:
4.63% due 04/01/10	157,000	156,747
Yellow Roadway Corp:
4.67% due 02/15/08 *(2)	184,000	183,882

		340,629

Healthcare - 0.11%

Community Health Systems, Inc.:
6.50% due 12/15/12	100,000	99,500

Hospital Management - 0.20%

HCA, Inc.:
6.95% due 05/01/12	100,000	105,268
Tenet Healthcare Corp.:
6.50% due 06/01/12	75,000	71,625

		176,893

Household Products - 0.02%

Revlon Consumer Products Corp.:
8.63% due 02/01/08	20,000	18,500

Insurance - 1.29%

Allstate Corp.:
5.55% due 05/09/35	97,000	100,050
Americo Life, Inc.:
7.88% due 05/01/13 *	109,000	115,720
Coventry Health Care, Inc.:
6.13% due 01/15/15	164,000	163,180
Fidelity National Financial, Inc.:
7.30% due 08/15/11	251,000	264,429
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	153,000	149,091
Kingsway America, Inc.:
7.50% due 02/01/14	85,000	89,917
MIC Financing Trust I:
8.38% due 02/01/27 *	68,000	72,438
Ohio Casualty Corp.:
7.30% due 06/15/14	163,000	177,484

		1,132,309

Leisure & Tourism - 0.43%

Hilton Hotels Corp.:
7.95% due 04/15/07	233,000	247,274
Riviera Holdings Corp.:
11.00% due 06/15/10 (5)	25,000	27,437
Seneca Gaming Corp.:
7.25% due 05/01/12 *	10,000	10,100
Six Flags, Inc.:
4.50% due 05/15/15	100,000	91,750

		376,561

Machinery - 0.17%

Ingersoll-Rand Co., Ltd.:
4.75% due 05/15/15	150,000	150,592

Mining - 0.10%

Newmont Mining Corp.:
5.88% due 04/01/35	86,000	86,371

Multimedia - 0.23%

Time Warner Entertainment Co., LP:
8.38% due 03/15/23	160,000	204,539

Oil & Gas - 1.51%

ConocoPhillips:
7.00% due 03/30/29	293,000	361,761
El Paso Production Holding Co.:
7.75% due 06/01/13	275,000	285,312
Enterprise Products Operating LP:
4.95% due 06/01/10	106,000	106,278
Hanover Compressor Co.:
9.00% due 06/01/14	100,000	103,500
Pemex Project Funding Master Trust:
8.63% due 02/01/22	125,000	151,563
Pennzoil Co.:
10.25% due 11/01/05	15,000	15,377
Seitel, Inc.:
11.75% due 07/15/11	100,000	107,500
Valero Energy Corp.:
7.50% due 04/15/32	91,000	108,678
XTO Energy, Inc.:
5.30% due 06/30/15	77,000	77,517

		1,317,486

Paper/Forest Products - 0.33%

Packaging Corp. of America:
5.75% due 08/01/13	211,000	208,150
Weyerhaeuser Co.:
6.13% due 03/15/07	76,000	77,644

		285,794

Pollution Control - 0.27%

Republic Services, Inc.:
6.09% due 03/15/35 *	75,000	80,280
USA Waste Services, Inc.:
7.13% due 10/01/07	150,000	159,256

		239,536

Railroads & Equipment - 0.73%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	91,000	116,155
8.13% due 04/15/20	277,000	362,875
Norfolk Southern Corp:
5.59% due 05/17/25	158,000	160,678

		639,708

Real Estate - 0.41%

Colonial Realty, LP:
4.75% due 02/01/10	155,000	153,329
EOP Operating, LP:
8.38% due 03/15/06	200,000	206,816

		360,145

Real Estate Investment Trusts - 0.29%

Health Care REIT, Inc.:
5.88% due 05/15/15	166,000	167,818
iStar Financials, Inc.:
6.05% due 04/15/15	83,000	85,283

		253,101

Retail - 0.32%

Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	150,000	145,875
Wal-Mart Stores, Inc.:
4.00% due 01/15/10	131,000	130,119

		275,994

Telecommunications - 2.58%

Alltel Corp.:
4.66% due 05/17/07	151,000	152,291
American Cellular Corp.:
10.00% due 08/01/11	500,000	487,500
AT&T Wireless Services, Inc.:
7.35% due 03/01/06	270,000	276,851
GTE Corp.:
6.94% due 04/15/28	68,000	77,395
iPCS, Inc.:
11.50% due 05/01/12	100,000	109,500
LCI International, Inc.:
7.25% due 06/15/07	500,000	470,000
Sprint Capital Corp.:
6.88% due 11/15/28	223,000	252,978
6.90% due 05/01/19	78,000	88,712
Triton PCS, Inc.:
8.50% due 06/01/13	25,000	22,375
Verizon Global Funding Corp.:
7.75% due 12/01/30	249,000	317,701

		2,255,303

Utilities - Electric - 1.82%

Calpine Corp.:
4.75% due 11/15/23	100,000	59,250
Carolina Power & Light Co.:
5.15% due 04/01/15	79,000	81,416
FirstEnergy Corp.:
6.45% due 11/15/11	92,000	100,035
7.38% due 11/15/31	102,000	123,636
Florida Power Corp.:
4.50% due 06/01/10	166,000	166,714
Georgia Power Co.:
6.20% due 02/01/06	150,000	152,384
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	41,000	46,828
Indiantown Cogeneration, LP:
9.26% due 12/15/10	74,258	82,184
Old Dominion Electric Cooperative:
5.68% due 12/01/28	47,000	49,584
Reliant Energy, Inc.:
6.75% due 12/15/14	50,000	47,625
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	54,500
Southern California Edison Co.:
5.75% due 04/01/35	184,000	198,152
TECO Energy, Inc.:
7.50% due 06/15/10	25,000	26,687
TXU Corp.:
5.55% due 11/15/14 *	92,000	88,365
Virginia Electric and Power Co.:
4.10% due 12/15/08	157,000	155,946
5.75% due 03/31/06	152,000	154,316

		1,587,622

Utilities - Gas, Distribution - 0.67%

KeySpan Corp.:
4.90% due 05/16/08	423,000	430,612
Sempra Energy:
4.62% due 05/17/07	151,000	151,513

		582,125

Utilities - Gas, Pipeline - 0.28%

NGC Corp. Capital Trust:
8.32% due 06/01/27	300,000	249,000

Total Corporate Bonds

(Cost $23,611,062)		23,747,743

FOREIGN BONDS - 9.36%

Banks - 0.47%
HBOS Treasury Services, PLC:
3.50% due 11/30/07 *	251,000	247,747
International Finance Corp.:
4.00% due 06/15/10	166,000	166,266

		414,013

Beverages - 0.25%
SABMiller, PLC:
6.63% due 08/15/33 *	189,000	216,285

Broadcasting - 0.66%
Grupo Televisa SA:
6.63% due 03/18/25 *	351,000	351,000
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	300,000	223,500

		574,500

Finance Companies - 0.19%
Diageo Capital, PLC:
4.38% due 05/03/10	166,000	166,198

Financial Services - 1.00%
Aries Vermogensverwaltung GmbH:
9.60% due 10/25/14	500,000	642,350
CIT Group Co. of Canada:
5.20% due 06/01/15 *	83,000	83,578
Nationwide Building Society:
2.63% due 01/30/07 *	153,000	149,748

		875,676

Government Agencies - 4.43%
Brazil Federative Republic:
8.00% due 04/15/14	84,439	86,128
11.00% due 08/17/40	520,000	617,500
Government of Ukraine:
7.65% due 06/11/13	200,000	217,780
Government of United Kingdom:
2.25% due 07/08/08 *	123,000	117,803
Quebec Province Canada:
7.50% due 09/15/29	224,000	305,473
Republic of Argentina:
3.01% due 08/03/12 (2)	250,000	222,625
Republic of Ecuador:
8.00% due 08/15/30 (3)	230,000	180,895
Republic of Panama:
7.25% due 03/15/15	35,000	37,363
Republic of Turkey:
9.00% due 06/30/11	65,000	72,556
Republic of Venezuela:
8.50% due 10/08/14	35,000	35,175
Russian Federation:
3.00% due 05/14/08	80,000	74,912
5.00% due 03/31/30 (3)	170,000	186,609
5.00% due 03/31/30 *(3)	102,000	112,072
8.25% due 03/31/10	700,000	765,450
United Mexican States:
6.63% due 03/03/15	500,000	547,000
6.75% due 09/27/34	91,000	96,142
7.50% due 04/08/33	176,000	201,872

		3,877,355

Insurance - 0.08%
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	75,000	69,188

Machinery - 0.09%
Atlas Copco AB:
6.50% due 04/01/08 *	73,000	76,736

Metals - 0.40%
Alcan, Inc.:
5.00% due 06/01/15	83,000	83,129
Barrick Gold Corp.:
5.80% due 11/15/34	98,000	100,565
Noranda, Inc.:
6.00% due 10/15/15	90,000	93,831
7.00% due 07/15/05	77,000	77,334

		354,859

Oil & Gas - 0.24%
Nexen, Inc.:
5.88% due 03/10/35	93,000	91,805
7.88% due 03/15/32	97,000	121,581

		213,386

Telecommunications - 1.53%
British Telecommunications, PLC:
7.88% due 12/15/05	32,000	32,708
Deutsche Telekom International Finance BV:
8.75% due 06/15/30	194,000	263,709
Koninklijke (Royal) KPN NV:
7.50% due 10/01/05	117,000	118,505
Telecom Italia Capital SA:
4.00% due 01/15/10 *	212,000	205,785
6.00% due 09/30/34 *	207,000	209,937
Telecomunicaciones De Puerto Rico, Inc.:
6.80% due 05/15/09	158,000	168,348
TELUS Corp.:
7.50% due 06/01/07	268,000	284,234
8.00% due 06/01/11	45,000	52,486

		1,335,712

Utilities - Electric - 0.02%
Calpine Canada Energy Finance:
8.50% due 05/01/08	25,000	14,875

Total Foreign Bonds
(Cost $7,984,277)		8,188,783

UNITED STATES GOVERNMENT BONDS - 52.33%
Government Agencies - 36.56%

Federal Farm Credit Banks:
2.38% due 10/02/06	207,000	203,387
2.50% due 03/15/06	420,000	416,496
Federal Home Loan Bank:
2.75% due 12/15/06	510,000	503,087
2.88% due 05/23/06	670,000	664,995
3.80% due 08/24/07	315,000	314,574
3.90% due 02/25/08	365,000	365,073
Federal Home Loan Mtg. Corp.:
2.20% due 12/30/05	452,000	448,938
3.75% due 03/03/08	670,000	669,183
4.50% due 01/15/14	395,000	401,546
4.50% due 11/01/18	734,585	732,683
4.50% due 02/01/19	869,697	866,464

4.50% due 07/01/19	642,858	640,469
5.00% due 03/01/19	362,692	367,089
5.00% due 10/01/33	79,539	79,551
5.00% due 06/01/34	1,532,810	1,532,176
5.00% due 12/01/34	556,651	556,421
5.50% due 11/01/18	415,488	426,937
5.50% due 10/01/33	1,039,084	1,055,852
5.50% due 07/01/34	712,183	723,249
5.50% due 02/01/35	679,235	689,814
6.00% due 11/01/33	1,077,550	1,107,549
6.50% due 12/01/32	785,775	816,735
6.88% due 09/15/10	858,000	971,523
7.00% due 11/01/16	69,506	72,940
7.00% due 07/01/32	70,407	74,234
7.50% due 12/01/30	14,893	15,979
7.50% due 04/01/31	167,002	179,137
8.00% due 02/01/30	12,220	13,194
8.00% due 07/01/30	3,743	4,041
Federal National Mtg. Assoc.:
3.25% due 06/28/06	320,000	318,295
3.38% due 05/15/07	435,000	431,195
3.41% due 08/30/07	205,000	202,581
4.50% due 06/01/18	197,277	196,807
4.50% due 02/01/35	593,324	578,665
4.70% due 04/01/35 (2)	1,285,647	1,292,903
5.00% due 09/01/18	66,641	67,463
5.00% due 10/01/18	769,496	778,983
5.00% due 12/01/18	393,875	398,731
5.00% due 03/01/20	484,521	490,408
5.00% due 11/01/33	37,058	37,096
5.00% due 03/01/34	646,324	646,630
5.00% due 04/01/34	2,039,110	2,040,076
5.50% due 10/01/17	159,747	164,192
5.50% due 05/01/18	210,570	216,381
5.50% due 12/01/33	2,371,583	2,407,371
5.50% due 05/01/34	446,573	453,313
6.00% due 09/01/16	263,484	273,151
6.00% due 12/01/16	65,897	68,314
6.00% due 12/01/33	938,779	965,759
6.00% due 08/01/34	1,478,441	1,520,369
6.00% due 10/01/34	962,977	990,263
6.50% due 02/01/17	244,130	254,831
6.50% due 04/01/29	142,698	148,647
6.50% due 06/01/29	298,448	310,890
6.50% due 07/01/32	376,568	391,779
6.63% due 11/15/30	516,000	658,012
7.00% due 09/01/31	315,051	332,783
7.50% due 11/01/14	6,784	7,160
Government National Mtg. Assoc.:
6.50% due 06/15/29	49,175	51,610
6.50% due 10/15/32	290,648	304,714
7.00% due 09/15/28	47,034	49,919
8.00% due 04/15/30	8,119	8,783

		31,971,390

Government Obligations - 15.77%

United States Treasury Bonds:
5.38% due 02/15/31	3,676,000	4,257,267
6.88% due 08/15/25	263,000	349,554
7.13% due 02/15/23	568,000	759,279
7.25% due 08/15/22	72,000	97,031
United States Treasury Notes:
0.88% due 04/15/10 TIPS (6)	341,730	335,109
2.00% due 08/31/05	5,878,000	5,863,993
2.00% due 01/15/14 TIPS (6)	253,103	261,912
2.50% due 10/31/06	64,000	63,098
3.00% due 11/15/07	77,000	75,920
3.38% due 10/15/09	289,000	284,834
3.50% due 02/15/10	168,000	166,195
3.63% due 01/15/10	151,000	150,269
3.63% due 05/15/13	10,000	9,844
3.88% due 02/15/13	14,000	14,008
3.88% due 05/15/10	353,000	354,930
4.00% due 02/15/14	98,000	98,241
4.00% due 02/15/15	344,000	343,194
4.13% due 05/15/15	83,000	83,804
4.25% due 11/15/13	42,000	42,881
4.25% due 08/15/14	55,000	56,042
4.75% due 05/15/14	80,000	84,544
5.00% due 08/15/11	42,000	44,748

		13,796,697

Total United States Government Bonds

(Cost $45,327,014)		45,768,087

PREFERRED STOCK - 0.59%

Financial Services - 0.59%
General Electric Capital Corp.:
4.50% (1)	12,000	289,800
Merrill Lynch & Co., Inc.:
3.97% (2)	9,483	224,178

		513,978

Total Preferred Stock

(Cost $534,075)		513,978

Total Long-Term Investment Securities

(Cost $80,484,283)		81,269,957

REPURCHASE AGREEMENT - 7.40%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $6,474,504 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $6,669,286

(Cost $6,474,000)	6,474,000	6,474,000

TOTAL INVESTMENTS

(Cost $86,958,283) (7)	100.33%	87,743,957
Liabilities in excess of other assets	(0.33)%	(286,914)

NET ASSETS	100.00%	$87,457,043

TIPS - Treasury Inflation Protected Security

*	Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2005, the aggregate value of these securities was $3,994,737 representing 4.56% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Security is a preferred stock where the rate increases or steps up at a predetermined rate. The rate reflected is as of May 31, 2005.

(2)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.

(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(4)	Commercial Mortgage-Backed Security

(5)	Security represents an investment in an affiliated company (see Note 3).

(6)	Principal amount of security is adjusted for inflation.

(7)	See Note 4 for cost of investments on a tax basis.

See Notes to Investment Schedule

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Principal Amount / Shares	Value (Note 1)
CORPORATE BONDS - 72.40%
Advertising - 0.34%

Affinity Group, Inc.:
9.00% due 02/15/12	$250,000	$251,250

Aerospace/Defense - 0.18%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08	220,000	129,800

Airlines - 6.14%

American Airlines, Inc.:
6.82% due 05/23/11	400,000	376,277
9.71% due 01/30/07 *	90,158	83,396
Atlas Air, Inc.:
6.88% due 07/02/09	481,871	463,619
7.20% due 01/02/19	347,042	345,839
7.38% due 01/02/18	83,456	83,479
7.63% due 01/02/15	862,020	715,585
8.71% due 01/02/19	750,363	776,520
8.77% due 01/02/11	87,400	46,369
9.06% due 01/02/14	197,175	184,444
Continental Airlines, Inc.:
6.95% due 08/02/09	134,477	107,632
7.73% due 03/15/11	56,715	41,391
8.31% due 04/02/18	137,932	113,471
Delta Air Lines, Inc.:
7.57% due 11/18/10	550,000	518,876
7.90% due 12/15/09	250,000	93,750
9.50% due 11/18/08 *	275,000	229,625
10.00% due 08/15/08	825,000	342,375

		4,522,648

Apparel & Products - 0.07%
Warnaco, Inc.:
8.88% due 06/15/13	50,000	54,500

Automotive - 0.65%

Diamond Triumph Auto Glass, Inc.:
9.25% due 04/01/08 (1)(8)	140,000	98,000
Exide Corp.:
10.00% due 03/15/25 +(1)(8)	300,000	0
Ford Motor Co.:
7.45% due 07/16/31	400,000	334,508
Stanadyne Corp.:
10.00% due 08/15/14	50,000	45,000
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)	50,000	313

		477,821

Broadcasting - 7.55%

Adelphia Communications Corp.:
10.25% due 06/15/11 +(2)(5)	400,000	364,000
Charter Communications Holdings, LLC:
9.63% due 11/15/09	750,000	560,625
9.92% due 04/01/11 (3)	275,000	200,062
10.00% due 05/15/11	75,000	54,563
10.25% due 01/15/10	50,000	36,875
10.75% due 10/01/09	550,000	426,250
11.13% due 01/15/11	1,340,000	998,300
Fisher Communications, Inc.:
8.63% due 09/15/14	200,000	212,500
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	675,000	673,313
Liberty Media Corp.:
5.70% due 05/15/13	325,000	301,688
Paxson Communications Corp.:
12.25% due 01/15/09 (3)	800,000	740,000
Salem Communications Corp.:
7.75% due 12/15/10	50,000	51,750
Sinclair Broadcast Group, Inc.:
8.00% due 03/15/12	150,000	155,625
Young Broadcasting, Inc.:
8.75% due 01/15/14	300,000	271,500
10.00% due 03/01/11 (10)	525,000	518,437

		5,565,488

Building Materials - 0.45%

Associated Materials, Inc.:
11.25% due 03/01/14 *(3)	300,000	177,000
Dayton Superior Corp.:
10.75% due 09/15/08	150,000	152,250

		329,250

Chemical - 1.53%

Equistar Chemicals, LP:
10.63% due 05/01/11	200,000	220,500
Huntsman International, LLC:
7.38% due 01/01/15 *	45,000	44,663
Huntsman, LLC:
11.50% due 07/15/12 *	17,000	19,550
11.63% due 10/15/10	146,000	167,900
Lyondell Chemical Co.:
9.50% due 12/15/08	325,000	345,312
Rockwood Specialties Group, Inc.:
7.50% due 11/15/14 *	150,000	142,500
10.63% due 05/15/11	75,000	80,250
Westlake Chemical Corp.:
8.75% due 07/15/11	97,000	105,245

		1,125,920

Commercial Services - 2.12%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	550,000	522,500
DI Finance/DynCorp International:
9.50% due 02/15/13 *	175,000	161,875
Mobile Mini, Inc.:
9.50% due 07/01/13	100,000	109,000
Monitronics International, Inc.:
11.75% due 09/01/10	400,000	416,000
Petroleum Helicopters, Inc.:
9.38% due 05/01/09	25,000	25,687
Rent-Way, Inc.:
11.88% due 06/15/10	300,000	329,250

		1,564,312

Conglomerates - 0.14%

Park-Ohio Industries, Inc.:
8.38% due 11/15/14 *	125,000	103,125

Drugs - 0.42%

NeighborCare, Inc.:
6.88% due 11/15/13	300,000	306,000

Electronics/Electrical Equipment - 0.26%

Coleman Cable, Inc.:
9.88% due 10/01/12 *	50,000	43,500
Muzak, LLC:
9.88% due 03/15/09	75,000	33,000
Sanmina-SCI Corp.:
6.75% due 03/01/13 *	125,000	118,125

		194,625

Finance Companies - 2.01%

BCI US Finance Corp.:
8.78% due 07/15/10 *(9)	175,000	175,000
Ford Motor Credit Co.:
7.00% due 10/01/13	250,000	232,868
General Motors Acceptance Corp.:
6.88% due 08/28/12	275,000	236,719
8.00% due 11/01/31	1,000,000	836,522

		1,481,109

Financial Services - 5.73%

AAC Group Holding Corp.:
10.25% due 10/01/12 *(3)	175,000	112,000
AMR HoldCo., Inc. and EmCare HoldCo., Inc.:
10.00% due 02/15/15 *	175,000	182,875
Arch Western Finance, LLC:
6.75% due 07/01/13	150,000	153,000
Borden US Finance Corp.:
9.00% due 07/15/14 *	475,000	479,750
Chukchansi Economic Development Auth.:
14.50% due 06/15/09 *	750,000	915,000
Consolidated Communications Holdings, Inc.:
9.75% due 04/01/12 *	225,000	227,250
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11	159,000	169,162
H&E Equipment Services, LLC:
11.13% due 06/15/12	175,000	191,188
Huntsman Advanced Materials, LLC:
11.00% due 07/15/10 *	175,000	199,500
MedCath Holdings Corp.:
9.88% due 07/15/12	250,000	281,250
Nexstar Finance Holdings, LLC:
11.38% due 04/01/13 (3)	525,000	391,125
PCA, LLC/PCA Finance Corp.:
11.88% due 08/01/09	400,000	320,000
PX Escrow Corp.:
9.63% due 02/01/06 (3)	350,000	339,937
Terra Capital, Inc.:
11.50% due 06/01/10	228,000	257,640

		4,219,677

Foods - 0.78%

Wornick Co.:
10.88% due 07/15/11	575,000	575,000

Funeral Services - 0.57%

Alderwoods Group, Inc.:
7.75% due 09/15/12 *	75,000	78,375
Carriage Services, Inc.:
7.88% due 01/15/15 *	262,000	269,205
Service Corp. International:
6.75% due 04/01/16	75,000	74,250

		421,830

Healthcare - 2.34%

Community Health Systems, Inc.:
6.50% due 12/15/12	50,000	49,750
Concentra Operating Corp.:
9.13% due 06/01/12	75,000	76,875
Curative Health Services, Inc.:
10.75% due 05/01/11	225,000	174,375
DaVita, Inc.:
7.25% due 03/15/15 *	175,000	175,875
Encore Medical Corp.:
9.75% due 10/01/12	100,000	92,000
Genesis HealthCare Corp.:
2.50% due 03/15/25 *	125,000	129,844
8.00% due 10/15/13	100,000	106,500
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12 *	350,000	339,500
Pediatric Services of America, Inc.:
10.00% due 04/15/08 (1)	50,000	50,500
Psychiatric Solutions, Inc.:
10.63% due 06/15/13	100,000	110,000
Team Health, Inc.:
9.00% due 04/01/12	300,000	306,750
US Oncology, Inc.:
10.75% due 08/15/14	100,000	109,000

		1,720,969

Hospital Management - 1.53%

HCA, Inc.:
6.38% due 01/15/15	350,000	356,742
6.95% due 05/01/12	375,000	394,757
Tenet Healthcare Corp.:
6.50% due 06/01/12	125,000	119,375
9.25% due 02/01/15 *	150,000	154,500
Triad Hospitals, Inc.:
7.00% due 11/15/13	100,000	101,250

		1,126,624

Hospital Supplies - 0.24%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	175,000	176,750

Household Products - 0.24%

Jostens Holding Corp.:
10.25% due 12/01/13 (3)	225,000	150,750
Revlon Consumer Products Corp.:
8.63% due 02/01/08	25,000	23,125

		173,875

Information Processing - Services - 0.10%

Spheris, Inc.:
11.00% due 12/15/12 *	75,000	73,125

Information Processing - Software - 0.17%

Activant Solutions, Inc.:
9.09% due 04/01/10 *(9)	125,000	126,875

Insurance - 0.18%

Crum & Forster Holdings Corp.:
10.38% due 06/15/13	125,000	133,750

Leisure & Tourism - 4.70%

Cinemark, Inc.:
9.75% due 03/15/14 (3)	250,000	175,625
Denny’s Corp.:
10.00% due 10/01/12	275,000	277,062
Eldorado Resorts, LLC:
9.00% due 04/15/14 (1)	475,000	475,000
Hollywood Casino Corp.:
13.00% due 08/01/06 +(2)	385,000	315,219
Perkins Family Restaurants, LP:
10.13% due 12/15/07	5,000	5,050
Riviera Holdings Corp.:
11.00% due 06/15/10 (11)	150,000	164,625
Sbarro, Inc.:
11.00% due 09/15/09	300,000	291,000
Seneca Gaming Corp:
7.25% due 05/01/12 *	125,000	126,250
Six Flags, Inc.:
4.50% due 05/15/15	600,000	550,500
True Temper Sports, Inc.:
8.38% due 09/15/11	250,000	226,250
Turning Stone Casino Resort Enterprise:
9.13% due 12/15/10 *	125,000	130,000
Waterford Gaming, LLC:
8.63% due 09/15/12 *	292,000	310,980
Worldspan Financing Corp.:
9.52% due 02/15/11 *(9)	475,000	418,000

		3,465,561

Machinery - 0.45%

Briggs & Stratton Corp.:
8.88% due 03/15/11	100,000	114,000
Dresser-Rand Group, Inc.:
7.38% due 11/01/14 *	225,000	220,500

		334,500

Medical Technology - 0.12%

CDRV Investors, Inc.:
9.63% due 01/01/15 *(3)	175,000	85,750

Metals - 0.48%

Allegheny Technologies, Inc.:
8.38% due 12/15/11	100,000	105,000
Freeport McMoRan Resources:
7.00% due 02/15/08	125,000	126,250
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)	210,000	0
Ryerson Tull, Inc.:
8.25% due 12/15/11	50,000	44,500
9.13% due 07/15/06	75,000	76,125

		351,875

Multimedia - 0.22%

Haights Cross Operating Co.:
11.75% due 08/15/11	150,000	162,000

Oil & Gas - 4.83%

Belden & Blake Corp.:
8.75% due 07/15/12	75,000	67,875
Chesapeake Energy Corp.:
6.63% due 01/15/16 *	25,000	25,844
6.88% due 01/15/16	225,000	235,125
7.50% due 09/15/13	50,000	54,000
7.75% due 01/15/15	50,000	54,125
CITGO Petroleum Corp.:
6.00% due 10/15/11	100,000	98,000
Colorado Interstate Gas Co.:
6.85% due 06/15/37	175,000	180,847
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16	525,000	494,812
El Paso Production Holding Co.:
7.75% due 06/01/13 (10)	800,000	830,000
Encore Acquisition Co.:
6.25% due 04/15/14	50,000	48,750
8.38% due 06/15/12	100,000	108,000
Exco Resources, Inc.:
7.25% due 01/15/11	150,000	146,250
Frontier Oil Corp.:
6.63% due 10/01/11	75,000	75,375
Hanover Compressor Co.:
zero coupon due 03/31/07	50,000	43,250
Hilcorp Energy, LP:
10.50% due 09/01/10 *	275,000	302,500
Oslo Seismic Services, Inc.:
8.28% due 06/01/11	238,793	254,377
Pride International, Inc.:
7.38% due 07/15/14	75,000	82,312
Seitel, Inc.:
11.75% due 07/15/11	425,000	456,875

		3,558,317

Paper/Forest Products - 3.19%

Boise Cascade, LLC:
6.02% due 10/15/12 *(9)	550,000	550,000
Caraustar Industries, Inc.:
7.38% due 06/01/09	50,000	47,500
9.88% due 04/01/11	175,000	166,687
Constar International, Inc.:
6.64% due 02/15/12 *(9)	125,000	118,125
11.00% due 12/01/12	75,000	62,250
Fibermark, Inc.:
10.75% due 04/15/11 +(2)(5)	125,000	91,875
Georgia-Pacific Corp.:
8.00% due 01/15/14	250,000	275,625
Huntsman Packaging Corp:
13.00% due 06/01/10	200,000	160,000
Pliant Corp.:
11.13% due 09/01/09	333,000	321,345
13.00% due 06/01/10	250,000	200,000
Specialty Paperboard, Inc.:
9.38% due 10/15/06 +(2)(5)	550,000	360,250

		2,353,657

Pollution Control - 0.48%

Allied Waste North America, Inc.:
7.88% due 04/15/13	275,000	279,125
8.50% due 12/01/08	75,000	78,188

		357,313

Railroads & Equipment - 0.24%

Progress Rail Services Corp.:
7.75% due 04/01/12 *	175,000	173,688

Real Estate Investment Trusts - 2.35%

Host Marriott, LP:
6.38% due 03/15/15 *	250,000	244,375
National Health Investors, Inc.:
7.30% due 07/16/07	200,000	208,074
Omega Healthcare Investors, Inc.:
7.00% due 04/01/14	325,000	324,188
Senior Housing Properties Trust:
8.63% due 01/15/12 (10)	525,000	574,875
Trustreet Properties, Inc.:
7.50% due 04/01/15 *	375,000	379,687

		1,731,199

Retail - 1.70%

Ferrellgas, LP:
6.75% due 05/01/14	350,000	325,500
General Nutrition Centers, Inc.:
8.50% due 12/01/10	100,000	76,250
JC Penney Co., Inc.:
6.88% due 10/15/15	175,000	183,750
MTS, Inc.:
10.00% due 03/15/09 +(1)(4)(8)	15,032	3,908
Rite Aid Corp.:
6.88% due 08/15/13	75,000	63,750
Saks, Inc.:
7.00% due 12/01/13	200,000	181,500
9.88% due 10/01/11	100,000	105,750
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	325,000	316,063

		1,256,471

Telecommunications - 7.14%

AirGate PCS, Inc.:
9.38% due 09/01/09 *	216,600	227,430
Alaska Communications Systems Holdings, Inc.:
9.88% due 08/15/11	82,000	86,305
American Cellular Corp.:
10.00% due 08/01/11	800,000	780,000
Cincinnati Bell, Inc.:
7.00% due 02/15/15 *	100,000	95,750
7.25% due 06/15/23	50,000	46,500
8.38% due 01/15/14	50,000	49,500
8.38% due 01/15/14 *	25,000	24,750
Cincinnati Bell Telephone Co.:
7.18% due 12/15/23	50,000	49,250
7.20% due 11/29/23	275,000	262,625
GCB iPCS, Inc.:
14.00% due 07/15/10 +(1)(8)	2,025,000	0
LCI International, Inc.:
7.25% due 06/15/07	2,125,000	1,997,500
Nextmedia Operating, Inc.:
10.75% due 07/01/11	75,000	81,750
Rural Cellular Corp.:
9.63% due 05/15/08	175,000	161,000
9.75% due 01/15/10	500,000	442,500
Triton PCS, Inc.:
8.50% due 06/01/13	50,000	44,750
TSI Telecommunication Services Syniverse Technologies, Inc.:
12.75% due 02/01/09	75,000	83,250
United States West Communications, Inc.:
7.13% due 11/15/43	400,000	330,000
7.25% due 10/15/35	125,000	108,125
7.50% due 06/15/23	50,000	44,250
Valor Telecommunications Enterprises, LLC:
7.75% due 02/15/15 *	175,000	170,188
Zeus Special Subsidiary, Ltd.:
9.25% due 02/01/15 *(3)	275,000	173,937

		5,259,360

Textile - Products - 0.11%

Collins & Aikman Floor Cover:
9.75% due 02/15/10	75,000	78,750

Tobacco - 0.38%

North Atlantic Holding Co., Inc.:
12.25% due 03/01/14 (3)	375,000	84,375
North Atlantic Trading Co.:
9.25% due 03/01/12	275,000	198,000

		282,375

Utilities - Electric - 7.86%

AES Corp.:
8.88% due 11/01/27	200,000	210,000
Calpine Corp.:
4.75% due 11/15/23	1,325,000	785,062
8.75% due 07/15/13 *	475,000	336,063
Edison Mission Energy:
9.88% due 04/15/11	225,000	259,875
Mirant Corp.:
7.90% due 07/15/09 *+(2)(5)	1,975,000	1,540,500
Mission Energy Holding Co.:
13.50% due 07/15/08	1,825,000	2,153,500
Reliant Energy, Inc.:
6.75% due 12/15/14	300,000	285,750
Reliant Resources, Inc.:

9.50% due 07/15/13	50,000	54,500
Tiverton/Rumford Power Assoc., Ltd.:
9.00% due 07/15/18 *	153,973	117,019
UniSource Energy Corp.:
4.50% due 03/01/35 *	50,000	49,625

		5,791,894

Utilities - Gas, Pipeline - 4.41%

Dynegy Holdings, Inc.:
8.75% due 02/15/12	225,000	233,156
El Paso Natural Gas Co.:
7.63% due 08/01/10	125,000	131,888
8.63% due 01/15/22	525,000	608,125
NGC Corp. Capital Trust I:
8.32% due 06/01/27	1,475,000	1,224,250
Pacific Energy Partners, LP:
7.13% due 06/15/14	150,000	156,000
Transcontinental Gas Pipe Line Corp.:
8.88% due 07/15/12	125,000	148,750
Williams Cos., Inc.:
7.88% due 09/01/21	675,000	749,250

		3,251,419

Total Corporate Bonds
(Cost $53,928,755)		53,348,452

FOREIGN BONDS & NOTES - 9.47%
Broadcasting - 1.55%

CF Cable TV, Inc.:
9.13% due 07/15/07	75,000	75,468
Rogers Cable, Inc.:
5.50% due 03/15/14	150,000	141,000
6.25% due 06/15/13	50,000	49,500
8.75% due 05/01/32	50,000	55,500
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	1,100,000	819,500

		1,140,968

Building Materials - 0.52%

North American Energy Partners, Inc.:
8.75% due 12/01/11	100,000	83,250
9.00% due 05/15/10 *	300,000	300,000

		383,250

Chemical - 1.27%

Rhodia SA:
8.88% due 06/01/11	975,000	936,000

Drugs - 1.00%

Elan Finance, PLC/Elan Finance Corp.:
7.27% due 11/15/11 *(9)	225,000	194,625
7.75% due 11/15/11 *	625,000	540,625

		735,250

Electronics/Electrical Equipment - 0.25%

Chivor SA, ESP:
9.75% due 12/30/14 *	175,000	182,438

Financial Services - 0.87%

Bluewater Finance, Ltd.:
10.25% due 02/15/12 (10)	350,000	365,750
Canwest Media, Inc.:
8.00% due 09/15/12 *	175,000	180,687
Elan Capital Corp., Ltd.:
6.50% due 11/10/08	75,000	97,969

		644,406

Freight - 0.28%

Grupo Transportacion Ferroviaria Mexicana SA:
9.38% due 05/01/12 *	200,000	207,000

Insurance - 0.44%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15 (10)	350,000	322,875

Leisure & Tourism - 0.28%

Grupo Posadas SA de CV:
8.75% due 10/04/11 *	200,000	209,500

Metals - 0.47%

CSN Islands VIII Corp.:
9.75% due 12/16/13 *	225,000	239,625
10.00% due 01/15/15 *	100,000	107,000

		346,625

Paper/Forest Products - 0.67%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	300,000	303,750
8.85% due 08/01/30	125,000	111,875
Tembec Industries, Inc.:
8.63% due 06/30/09	100,000	81,000

		496,625

Retail - 0.46%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	325,000	316,062
Vitro SA de CV:
11.75% due 11/01/13 *	25,000	21,313

		337,375

Semiconductors - 0.44%

MagnaChip Semiconductor SA:
6.88% due 12/15/11 *	100,000	92,500
8.00% due 12/15/14 *	100,000	87,000

STATS ChipPAC, Ltd.:
6.75% due 11/15/11	150,000	145,500

		325,000

Telecommunications - 0.44%

Empresa Brasileira de Telecom SA:
11.00% due 12/15/08	16,000	18,200
Intelsat Bermuda, Ltd.:
8.63% due 01/15/15 *	300,000	307,875

		326,075

Utilities - Electric - 0.53%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)	475,000	2,375
Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08	650,000	386,750

		389,125

Total Foreign Bonds & Notes
(Cost $7,476,949)		6,982,512

COMMON STOCK - 8.78%
Commercial Services - 0.20%

NES Rentals Holdings, Inc. +	15,414	149,516

Leisure & Tourism - 0.63%

Aztar Corp. +	3,700	118,178
Isle of Capri Casinos, Inc. +	3,400	84,592
Magna Entertainment Corp., Class A +	10,500	55,860
MGM Mirage, Inc. +	5,300	201,877

		460,507

Oil & Gas - 0.91%

Trico Marine Services, Inc. +	37,000	673,400

Real Estate Investment Trusts - 0.68%

Meristar Hospitality Corp. +	36,815	308,878
National Health Investors, Inc.	7,150	190,690

		499,568

Retail - 0.00%

MTS, Inc. +(1)(8)	3,863	0

Telecommunications - 6.36%

Alamosa PCS Holdings, Inc. +	23,291	287,644
Dobson Communications Corp.	200	135,500
iPCS, Inc. +	57,705	1,803,281
IWO Holdings, Inc. +(1)	60,938	2,178,534
Telewest Global, Inc. +	13,644	285,296

		4,690,255

Total Common Stock
(Cost $3,524,350)		6,473,246

PREFERRED STOCK - 1.01%
Broadcasting - 0.81%

Paxson Communications Corp.
13.25% (4)	81	599,400

Commercial Services - 0.08%

Rent-Way, Inc.:
8.00% (1)(8)(12)	4	54,798

Retail - 0.12%

GNC Corp.:
12.00% (4)	125	87,500

Total Preferred Stock
(Cost $838,261)		741,698

WARRANTS - 0.00%
Commercial Services - 0.00%

Maxim Crane Works Holdings, Inc.:
Expires 01/20/10 (Strike price $30.05) +(1)(8)	226	0
Expires 01/20/10 (Strike price $31.58) +(1)(8)	231	0
Expires 01/20/10 (Strike price $33.04) +(1)(8)	168	0

		0

Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 (Strike price $0.00) +*(1)(8)	200	2

Total Warrants
(Cost $125,464)		2

Total Long-Term Investment Securities
(Cost $65,893,779)		67,545,910

REPURCHASE AGREEMENT - 7.49%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $5,520,429 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 02/15/08 and having an approximate value of $5,688,727

(Cost $5,520,000) (10)	$5,520,000	5,520,000

TOTAL INVESTMENTS
(Cost $71,413,779) (7)	99.15%	73,065,910
Other assets less liabilities	0.85%	624,490

NET ASSETS	100.00%	$73,690,400

CORPORATE BONDS - SHORT POSITION - (0.50%)
Paper/Forest Products - (0.50%)

Tekni-Plex, Inc.:
8.75% due 11/15/13 * (Proceeds $(374,000))	(425,000)	(365,500)

FOREIGN BONDS & NOTES - SHORT POSITION - (0.27%)
Building Materials - (0.27%)

Ainsworth Lumber Co., Ltd.:
6.75% due 03/15/14
(Proceeds $(217,688))	(225,000)	$(200,250)

+	Non-income producing security

*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These Securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2005, the aggregate value of these securities was $14,438,184 representing 19.59% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security (see Note 1)

(2)	Bond in default

(3)	Security is a “step up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind). Payments made with additional securities in lieu of cash.

(5)	Company has filed Chapter 11 bankruptcy.

(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Illiquid security

(9)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.

(10)	The security or a portion thereof represents collateral for securities sold short.

(11)	Security represents an investment in an affiliated company (see Note 3).

(12)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2005, the High Yield Bond Fund held the following restricted security:

Name	Acquisition Date	Shares/Par	Acquisition Cost	Market Value	Value as a % of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	4	$35,000	$54,798	0.07%

See Notes to Schedule of Investments

INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)(1)
COMMON STOCK - 94.84%
Advertising - 0.95%

Advance Create Co., Ltd.	129	$408,697
Moshi Moshi Hotline, Inc.	2,100	208,972
STW Communications Group, Ltd.	54,513	114,326

		731,995

Airlines - 0.19%

Auckland International Airport, Ltd.	100,768	144,911

Apparel & Products - 1.78%

Billabong International, Ltd.	13,813	128,563
Maruko Co., Ltd.	61,200	494,577
Nagaileben Co., Ltd.	27,000	517,033
Prime Success International Group, Ltd.	924,000	229,826

		1,369,999

Appliances/Furnishings - 1.39%

Corona Corp.	21,300	329,657
HTL International Holdings, Ltd.	226,000	188,206
Rational AG	5,000	553,796

		1,071,659

Automotive - 2.20%

ElringKlinger AG+	7,400	548,618
FCC Co., Ltd.	24,600	929,381
GUD Holdings, Ltd.	42,660	218,440
TI Automotive, Ltd., Class A+(2)(3)	7,400	0

		1,696,439

Banks - 5.36%

Banco Pastor SA	20,350	760,042
Banque Cantonale Vaudoise	3,500	772,946
IKB Deutsche Industriebank AG	23,300	622,292
OKO Bank, Class A	61,120	975,776
Piraeus Bank SA	55,700	996,263

		4,127,319

Beverages - 1.75%

Asahi Soft Drinks Co., Ltd.	55,000	605,518
C&C Group, PLC (Dublin)	128,900	515,363
C&C Group, PLC (London)	56,100	223,703

		1,344,584

Broadcasting - 2.33%

Antena 3 de Television SA	44,920	897,685
Modern Times Group AB, Class B+	24,500	753,123
Ten Network Holdings, Ltd.	51,650	145,484

		1,796,292

Building Materials - 1.09%

Buzzi Unicem SpA	44,200	636,717
Fletcher Building, Ltd.	45,611	200,319

		837,036

Chemical - 1.03%

China Flexible Packaging Holdings, Ltd.	420,000	177,549
Ishihara Chemical Co., Ltd.	11,000	195,141
SK Kaken Co., Ltd.	6,000	193,486
Taiwan Fertilizer Co., Ltd.	179,000	227,792

		793,968

Commercial Services - 5.46%

Adsteam Marine, Ltd.	167,486	251,313
Aker Kvaerner ASA+	26,200	990,654
Ansell, Ltd.	14,806	102,673
Coates Hire, Ltd.	81,100	254,281
Corporate Express Australia, Ltd.	9,881	40,184
Fil-Hispano Holdings Corp.+	700,000	103,484
Heian Ceremony Service Co., Ltd.	27,000	178,524
Park24 Co., Ltd.	27,900	547,682
SembCorp Marine, Ltd.	208,000	261,305
United Group, Ltd.	52,941	337,114
WorleyParsons, Ltd.	49,500	262,647
YIT-Yhtyma Oyj	27,000	872,224

		4,202,085

Conglomerates - 0.74%

DCC, PLC	19,100	384,284
Hellaby Holdings, Ltd.	3,553	14,238
HKR International, Ltd.	253,600	167,206

		565,728

Drugs - 2.45%

Ain Pharmaciez, Inc.	15,000	267,660
Hisamitsu Pharmaceutical Co., Inc	43,000	1,072,573
Sigma Co., Ltd.	14,722	91,012
Toho Pharmaceutical Co., Ltd.	46,300	453,018

		1,884,263

Electronics/Electrical Equipment - 7.49%

Cheng Uei Precision Industry Co., Ltd.	68,000	188,111
GN Store Nord A/S	83,910	963,518
Nakayo Telecommunications, Inc.	27,000	141,029
Neopost SA	13,900	1,241,027
Optex Co., Ltd.	6,500	141,862
Option NV+	13,700	445,971
Patlite Corp.	23,200	501,298
Raytex Corp.	7,600	127,597

Rotork, PLC	94,000	845,971
SUNX, Ltd.	18,200	263,948
Tomen Electronics Corp.	29,500	734,196
Truly International Holdings	128,000	170,010

		5,764,538

Financial Services - 4.90%

Aktiv Kapital ASA	38,700	573,710
AWD Holding AG+	22,170	873,318
D. Carnegie & Co. AB	61,270	629,592
Independent Newspapers, Ltd.	11,287	49,467
Infratil, Ltd.	59,279	147,972
SFE Corp., Ltd.	13,804	104,792
Sumisho Auto Leasing Corp.	8,500	340,018
Sumisho Lease Co., Ltd.	24,100	848,159
Tower, Ltd.+	96,761	141,356
Woori Investment & Securities Co., Ltd.	6,500	60,491

		3,768,875

Foods - 2.36%

AWB, Ltd.	35,285	118,293
Hiestand Holding AG+	810	647,500
Iaws Group, PLC+	52,000	776,188
Origin Toshu Co., Ltd.	15,300	272,968

		1,814,949

Freight - 3.02%

Cosco Corp. Singapore, Ltd.+	181,000	198,137
DSV A/S	11,550	895,366
Hamakyorex Co., Ltd.	17,000	654,187
Jaya Holdings, Ltd.	283,000	174,848
Kintetsu World Express, Inc.	20,700	399,977

		2,322,515

Healthcare - 2.91%

Audika	7,650	639,494
Elekta AB, Class B+	25,100	947,384
Fisher & Paykel Healthcare Corp.	132,215	277,749
Primary Health Care, Ltd.	23,000	142,952
WIN International Co., Ltd.	206	234,556

		2,242,135

Heavy Duty Trucks/Parts - 1.61%

Nokian Renkaat Oyj	69,600	1,241,785

Home Builders - 2.10%

Kaufman & Broad SA	6,400	379,660
Maisons France Confort	3,600	416,228
McCarthy & Stone, PLC	50,000	516,948
Token Corp.	8,400	303,560

		1,616,396

Hospital Supplies - 0.47%

Mani, Inc.	7,600	361,842

Human Resources - 0.81%

DIS Deutscher Industrie Service AG	14,700	620,505

Information Processing - Hardware - 2.42%

Daiwabo Information System Co., Ltd.	28,500	466,187
Otsuka Corp.	15,900	1,238,163
Roland DG Corp.	7,400	156,772

		1,861,122

Information Processing - Services - 5.59%

Agrex, Inc.	9,400	268,388
Alten+	37,800	957,889
Computershare, Ltd.	40,623	179,959
Indra Sistemas SA	54,420	994,135
NDS Group, PLC Sponsored ADR+	22,100	696,813
Proto Corp.	17,600	170,500
Seek, Ltd.+	50,000	90,636
Transcom WorldWide SA+	150,000	943,593

		4,301,913

Information Processing - Software - 0.52%

Nippon Information Development Co., Ltd.	2,700	74,908
PCA Corp.	12,000	214,227
Salmat, Ltd.	31,350	112,116

		401,251

Insurance - 1.04%

Euler Hermes SA	10,575	799,374

Investment Company - 0.32%

Macquarie Communications Infrastructure Group	33,468	159,055
Macquarie International Infrastructure Fund, Ltd.+	132,000	87,905

		246,960

Leisure & Tourism - 7.90%

Central Sports Co., Ltd.	18,300	323,655
Cross Holding AG+	7,800	404,078
CTS Eventim AG+	14,820	559,897
Endo Manufacturing Co., Ltd.	26,000	305,903
HIS Co., Ltd.	30,200	673,560
Japan Cash Machine Co., Ltd.	35,200	782,431
Jurys Doyle Hotel Group, PLC+	20,550	384,396
Kura Corp.	58	224,114
Playmates Holdings, Ltd.	886,000	183,873

Punch Taverns, PLC	75,300	932,527
Renaissance, Inc.	16,900	233,433
Shangri-La Asia, Ltd.	174,000	261,740
St. Marc Co., Ltd.	11,300	477,801
Star Cruises, Ltd.+	680,000	197,034
UNiTAB, Ltd.	13,067	131,796

		6,076,238

Machinery - 3.86%

Chen Hsong Holdings, Ltd.	400,000	231,188
Display Manufacturing Service Co., Ltd.+	13,600	215,781
Hangzhou Steam Turbine Co., Ltd	106,100	144,593
Harmonic Drive Systems, Inc.	58	464,320
Hyundai Elevator Co., Ltd.	6,770	289,389
Miyachi Corp.	9,000	188,130
Modec, Inc.	10,300	238,727
Obara Corp.	19,900	733,002
Toshiba Machine Co., Ltd.	86,000	468,616

		2,973,746

Manufacturing - 1.18%

Pfleiderer AG+	58,000	905,991

Medical - Biomedical/Gene - 0.27%

AnGes MG, Inc.+	37	205,845

Medical Technology - 0.99%

Cochlear, Ltd.	11,300	275,024
Sysmex Corp.	7,800	488,162

		763,186

Metals - 0.40%

Sims Group, Ltd.	9,397	95,574
Zinifex, Ltd.+	98,579	215,668

		311,242

Mining - 0.32%

Jubilee Mines NL	54,500	242,082

Multimedia - 0.15%

APN News & Media, Ltd.	29,861	114,765

Oil & Gas - 2.19%

Oil Search, Ltd.	132,199	238,448
Premier Oil, PLC+	42,000	447,839
Singapore Petroleum Co., Ltd.	51,000	126,028
Stolt Offshore SA+	114,000	873,354

		1,685,669

Paper/Forest Products - 0.25%

Gunns, Ltd.	66,614	193,789

Publishing - 1.10%

Arbeit-Times Co., Ltd.	35,000	431,914
Gentosha, Inc	64	413,924

		845,838

Real Estate - 0.29%

Commonwealth Property Office Fund	137,804	136,222
Shun Tak Holdings, Ltd.	92,000	86,039

		222,261

Retail - 8.28%

Alain Afflelou SA	29,356	908,520
Amplifon SpA	14,600	936,055
Bonjour Holdings, Ltd.	228,000	112,059
Don Quijote Co, Ltd.	9,900	539,597
Fielmann AG	10,450	684,761
Grafton Group, PLC (Dublin)+	56,860	659,809
Grafton Group, PLC (London)+	27,180	317,796
Japan Automobile Auction, Inc.	115	196,372
Jeronimo Martins SA	54,680	763,743
Nishimatsuya Chain Co., Ltd.	7,400	177,018
Right On Co., Ltd.	10,700	387,946
RNB Retail & Brands AB	44,600	353,638
Seijo Corp.	1,600	35,089
Village Vanguard Co., Ltd.+	30	298,095

		6,370,498

Schools - 0.35%

ABC Learning Centres, Ltd.	67,000	267,379

Semiconductors - 1.10%

ASM Pacific Technology, Ltd.	42,000	185,578
Chartered Semiconductor Manufacturing, Ltd.+	485,000	350,006
Siliconware Precision Industries Co.	196,000	185,882
Vanguard International Semiconductor Corp.+	153,000	126,341

		847,807

Telecommunications - 2.47%

Digital Multimedia Technologies SpA+	14,500	444,650
Kiryung Electronic Co., Ltd.	27,450	200,762
PKC Group Oyj	81,800	975,397
StarHub, Ltd.+	107,000	98,180
Zyxel Communications Corp.	72,000	181,390

		1,900,379

Textile - Products - 0.63%

U10+	6,900	483,962

Utilities - Electric - 0.32%

Energy Development, Ltd.	9,701	27,603

Glow Energy PCL+(3)	390,500	219,134

		246,737

Utilities - Gas, Distribution - 0.51%

Alinta, Ltd.	33,789	251,473
Xinao Gas Holdings, Ltd.+	218,000	141,374

		392,847

Total Common Stock (Cost $67,484,375)		72,980,699

PREFERRED STOCK - 2.44%
Apparel & Products - 1.31%

Hugo Boss AG	33,100	1,004,969

Machinery - 1.13%

Rheinmetall AG	17,220	870,743

Total Preferred Stock (Cost $1,875,621)		1,875,712

WARRANTS - 0.00%
Leisure & Tourism - 0.00%

Playmates Holdings Expires 5/23/06 (Strike price $2.03)+	177,200	4,099

Total Long-Term Investment Securities (Cost $69,359,996)		74,860,510

REPURCHASE AGREEMENT - 2.93%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $2,254,175 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 04/18/05 and having an approximate value of $2,321,702 (Cost $2,254,000)	$2,254,000	2,254,000

TOTAL INVESTMENTS (Cost $71,613,996)(4)	100.21%	77,114,510
Liabilities in excess of other assets	(0.21)%	(162,015)

NET ASSETS	100.00%	$76,952,495

ADR -	American Depository Receipt

+	Non-income producing security
(1)	A substantial number of the Fund’s holding were valued using fair value procedures at May 31, 2005. At May 31, 2005, the aggregate value of these securities was $74,265,250 representing 96.51% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security (see Note 1)
(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis

The following represents holdings held by International Small Cap Equity as a percentage of net assets as of May 31, 2005:

Country	Percentage of Net Assets
Australia	6.24%
Austria	0.53%
Belgium	0.58%
China	0.60%
Denmark	2.42%
Finland	5.28%
France	7.57%
Germany	9.41%
Greece	1.29%
Hong Kong	2.14%
Ireland	4.24%
Italy	2.62%
Japan	29.38%
Korea	1.00%
Luxembourg	1.23%
New Zealand	1.27%
Norway	2.03%
Papua New Guinea	0.31%
Philippines	0.13%
Portugal	0.99%
Singapore	1.93%
Spain	3.45%
Sweden	3.49%
Switzerland	1.85%
Taiwan	1.18%
Thailand	0.28%
United Kingdom	4.70%
United States	4.07%

Total Investments	100.21%

See Notes to Schedule of Investments

LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.83%
Aerospace/Defense - 0.90%

Lockheed Martin Corp.	11,600	$752,724

Apparel & Products - 0.82%

American Eagle Outfitters, Inc.	24,200	684,860

Automotive - 1.17%

American Axle & Manufacturing Holdings, Inc.	47,100	974,970

Banks - 11.70%

Bank of America Corp.	73,400	3,399,888
First American Corp., Class A	18,400	712,080
KeyCorp	26,100	855,036
National City Corp.	15,500	535,680
Providian Financial Corp.+	4,500	80,190
SunTrust Banks, Inc.	14,600	1,074,706
U.S. Bancorp	42,800	1,255,324
Wachovia Corp.	22,200	1,126,650
Wells Fargo & Co.	12,200	737,002

		9,776,556

Beverages - 0.63%

Pepsi Bottling Group, Inc.	18,600	527,682

Broadcasting - 0.19%

Comcast Corp., Class A+	5,000	161,000

Building Materials - 0.97%

Sherwin-Williams Co.	15,900	706,755
USG Corp.+	2,300	105,455

		812,210

Chemical - 0.78%

Eastman Chemical Co.	5,800	340,924
Invitrogen Corp.+	3,900	309,387

		650,311

Commercial Services - 0.44%

Cendant Corp.	17,400	369,054

Conglomerates - 5.72%

General Electric Co.	112,900	4,118,592
Textron, Inc.	8,600	664,694

		4,783,286

Drugs - 1.09%

Merck & Co., Inc.	28,200	914,808

Electronics/Electrical Equipment - 0.52%

W.W. Grainger, Inc.	900	48,951
Xerox Corp.+	28,600	388,102

		437,053

Financial Services - 9.56%

Bear Stearns Cos., Inc.	3,400	336,736
Capital One Financial Corp.	12,700	957,580
Citigroup, Inc.	48,400	2,280,124
Countrywide Financial Corp.	44,280	1,645,887
Freddie Mac	5,400	351,216
Friedman Billings Ramsey Group, Inc., Class A	8,800	114,840
Goldman Sachs Group, Inc.	5,400	526,500
JPMorgan Chase & Co.	22,060	788,645
Lehman Brothers Holdings, Inc.	6,000	553,200
Merrill Lynch & Co., Inc.	5,500	298,430
Morgan Stanley	2,900	141,984

		7,995,142

Foods - 0.78%

Tyson Foods, Inc., Class A	35,400	653,484

Freight - 1.50%

CNF, Inc.	22,500	1,002,375
Yellow Roadway Corp.+	4,800	253,344

		1,255,719

Healthcare - 0.27%

Dade Behring Holdings, Inc.	3,400	227,290

Hospital Management - 0.62%

HCA, Inc.	9,600	518,400

Household Products - 1.42%

Kimberly-Clark Corp.	10,500	675,465
Scotts Co., Class A+	7,200	510,984

		1,186,449

Information Processing - Hardware - 4.98%

Apple Computer, Inc.+	39,100	1,552,661
International Business Machines Corp.	18,200	1,375,010
Western Digital Corp.+	82,500	1,238,325

		4,165,996

Information Processing - Services - 1.86%

McAfee, Inc.+	54,200	1,554,456

Insurance - 8.82%

Allstate Corp.	7,600	442,320
Chubb Corp.	18,400	1,549,832
CIGNA Corp.	15,700	1,526,825
Humana, Inc.+	23,600	858,096

MetLife, Inc.	28,000	1,248,800
Progressive Corp.	800	76,856
Prudential Financial, Inc.	8,300	525,473
Safeco Corp.	6,000	322,860
StanCorp Financial Group, Inc.	1,100	82,335
W.R. Berkley Corp.	20,760	736,150

		7,369,547

Leisure & Tourism - 1.58%

Darden Restaurants, Inc.	40,600	1,318,688

Machinery - 0.56%

Cummins, Inc.	6,900	468,855

Metals - 1.62%

Nucor Corp.	4,200	222,432
Phelps Dodge Corp.	8,300	725,420
United States Steel Corp.	10,200	405,654

		1,353,506

Multimedia - 3.50%

Time Warner, Inc.+	76,300	1,327,620
Viacom, Inc., Class B	7,900	270,891
Walt Disney Co.	48,500	1,330,840

		2,929,351

Oil & Gas - 16.49%

Amerada Hess Corp.	6,900	640,665
ChevronTexaco Corp.	39,400	2,118,932
ConocoPhillips	6,800	733,312
Exxon Mobil Corp.	82,140	4,616,268
Marathon Oil Corp.	21,800	1,057,082
Occidental Petroleum Corp.	17,600	1,286,736
ONEOK, Inc.	24,600	758,910
Sunoco, Inc.	10,900	1,118,013
Valero Energy Corp.	21,200	1,454,744

		13,784,662

Paper/Forest Products - 0.56%

Louisiana-Pacific Corp.	18,500	465,830

Pollution Control - 0.76%

Republic Services, Inc., Class A	17,800	631,544

Railroads & Equipment - 1.20%

Burlington Northern Santa Fe Corp.	20,300	1,003,226

Real Estate Investment Trusts - 0.32%

Health Care REIT, Inc.	4,500	161,280
Thornburg Mtg., Inc.	3,600	108,684

		269,964

Retail - 1.32%

Federated Department Stores, Inc.	4,800	323,760
Longs Drug Stores Corp.	1,000	41,040
SUPERVALU, Inc.	22,600	740,376

		1,105,176

Savings & Loan - 2.02%

Astoria Financial Corp.	1,500	41,310
Golden West Financial Corp.	15,400	964,348
Sovereign Bancorp, Inc.	30,600	682,992

		1,688,650

Telecommunications - 3.50%

BellSouth Corp.	5,800	155,208
CenturyTel, Inc.	8,900	291,831
SBC Communications, Inc.	25,363	592,987
Verizon Communications, Inc.	53,200	1,882,216

		2,922,242

Tobacco - 1.79%

Altria Group, Inc.	22,300	1,497,222

Utilities - Communication - 1.09%

AT&T Corp.	48,400	909,436

Utilities - Electric - 5.66%

Constellation Energy Group, Inc.	16,400	876,580
DTE Energy Co.	6,900	328,026
Exelon Corp.	28,200	1,321,170
PPL Corp.	9,100	523,341
TXU Corp.	20,900	1,677,852

		4,726,969

Utilities - Gas, Distribution - 1.12%

Sempra Energy	23,600	936,212

Total Long-Term Investment Securities
(Cost $71,744,281)		81,782,530

SHORT-TERM INVESTMENT SECURITIES - 2.80%
Registered Investment Companies - 2.80%

American AAdvantage Money Market Fund
(Cost $2,335,742)	$2,335,742	2,335,742

TOTAL INVESTMENTS
(Cost $74,080,023) (1)	100.63%	84,118,272
Liabilities in excess of other assets	(0.63)%	(523,327)

NET ASSETS	100.00%	$83,594,945

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.55%
Advertising - 1.06%

Omnicom Group, Inc.	6,260	$512,632

Aerospace/Defense - 1.08%

L-3 Communications Holdings, Inc.	7,400	523,772

Apparel & Products - 4.02%

Abercrombie and Fitch Co., Class A	8,500	487,305
Coach, Inc.+	26,800	778,272
Polo Ralph Lauren Corp., Class A	17,400	674,250

		1,939,827

Automotive - 1.42%

Advance Auto Parts, Inc.+	11,600	687,532

Banks - 0.56%

Signature Bank+	11,100	272,172

Beverages - 0.83%

Constellation Brands, Inc., Class A+	14,400	400,464

Building Materials - 0.85%

Chicago Bridge & Iron Co. NV	19,000	410,400

Chemical - 3.33%

Celanese Corp.+	34,100	527,868
Invitrogen Corp.+	3,100	245,923
Praxair, Inc.	7,300	342,151
Rohm & Haas Co.	10,500	489,825

		1,605,767

Commercial Services - 3.20%

Alliance Data Systems Corp.+	15,600	588,432
Corrections Corp. of America+	17,500	631,750
Iron Mountain, Inc.+	11,300	324,310

		1,544,492

Conglomerates - 0.49%

ITT Industries, Inc.	2,500	237,500

Drugs - 2.39%

Caremark Rx, Inc.+	12,000	535,920
Medicis Pharmaceutical Corp., Class A	9,500	267,710
Valeant Pharmaceuticals International	17,000	350,710

		1,154,340

Electronics/Electrical Equipment - 4.37%

Amphenol Corp., Class A	13,800	584,982
Comverse Technology, Inc.+	23,900	562,367
Dolby Laboratories, Inc., Class A+	3,600	71,784
PerkinElmer, Inc.	23,900	457,207
Waters Corp.+	11,200	435,120

		2,111,460

Financial Services - 5.07%

CapitalSource, Inc.+	25,200	480,816
Chicago Merchantile Exchange Holdings, Inc.	1,800	389,142
Investors Financial Services Corp.	11,900	493,731
Legg Mason, Inc.	6,685	549,373
T. Rowe Price Group, Inc.	9,000	536,940

		2,450,002

Freight - 1.56%

CH Robinson Worldwide, Inc.	7,600	434,492
Swift Transportation Co., Inc.+	12,900	316,695

		751,187

Healthcare - 3.74%

Cooper Cos., Inc.	7,300	482,165
DaVita, Inc.+	11,400	525,084
Kinetic Concepts, Inc.+	10,700	687,475
Mentor Corp.	2,700	110,457

		1,805,181

Home Builders - 1.22%

Pulte Homes, Inc.	7,700	588,665

Hospital Management - 0.52%

Triad Hospitals, Inc.+	4,900	248,528

Hospital Supplies - 2.05%

Henry Schein, Inc.+	12,000	483,480
Varian Medical Systems, Inc.+	13,500	507,735

		991,215

Household Products - 1.63%

Fortune Brands, Inc.	2,700	233,550
Jarden Corp.+	10,900	554,592

		788,142

Information Processing - Hardware - 2.13%

Juniper Networks, Inc.+	18,800	482,032
PalmOne, Inc.+	9,100	258,622
Storage Technology Corp.+	8,900	287,292

		1,027,946

Information Processing - Services - 2.70%

Akamai Technologies, Inc.+	6,000	84,240
Cognizant Technology Solutions Corp., Class A+	9,100	436,800
Macromedia, Inc.+	5,800	256,476
VeriSign, Inc.+	16,300	527,305

		1,304,821

Information Processing - Software - 4.65%

Autodesk, Inc.	9,300	368,094
Cerner Corp.+	3,700	241,795
ChoicePoint, Inc.+	12,300	482,898
Mercury Interactive Corp.+	9,800	442,176
Microstrategy, Inc., Class A+	4,300	239,510
NAVTEQ Corp.+	12,400	473,060

		2,247,533

Insurance - 0.39%

AMERIGROUP Corp.+	4,800	188,352

Leisure & Tourism - 4.89%

Hilton Hotels Corp.	35,300	855,319
Starwood Hotels & Resorts Worldwide, Inc., Class B	13,900	777,983
Station Casinos, Inc.	11,200	729,120

		2,362,422

Machinery - 2.75%

Cooper Industries, Ltd., Class A	7,400	510,156
Ingersoll-Rand Co., Class A	6,100	472,201
Zebra Technologies Corp., Class A+	8,050	343,574

		1,325,931

Medical - Biomedical/Gene - 1.10%

Genzyme Corp.+	8,500	530,315

Medical Technology - 2.26%

Biomet, Inc.	12,400	467,356
Inamed Corp.+	4,500	280,035
Martek Biosciences Corp.+	9,200	343,988

		1,091,379

Oil & Gas - 7.12%

Grant Prideco, Inc.+	2,200	52,844
Murphy Oil Corp.	6,800	664,700
Nabors Industries, Ltd.+	7,300	402,303
National-Oilwell Varco, Inc.+	11,200	504,000
Noble Corp.	8,800	498,256
Smith International, Inc.	5,900	346,684
Talisman Energy, Inc.	14,300	475,761
Weatherford International, Ltd.+	9,400	494,158

		3,438,706

Railroads & Equipment - 0.48%

CSX Corp.	5,600	232,848

Real Estate - 1.23%

CB Richard Ellis Group, Inc., Class A+	15,400	592,284

Real Estate Investment Trusts - 0.78%

AAMES Investment Corp.	40,600	374,738

Retail - 8.24%

BJ’s Wholesale Club, Inc.+	9,800	295,470
Dollar General Corp.	27,200	533,392
Express Scripts, Inc., Class A+	5,300	489,667
Kohl’s Corp.+	11,600	564,804
Nordstrom, Inc.	8,000	488,320
Office Depot, Inc.+	23,500	463,420
Ross Stores, Inc.	20,500	577,690
Staples, Inc.	26,350	567,316

		3,980,079

Schools - 1.01%

Career Education Corp.+	14,000	485,380

Semiconductors - 6.35%

Altera Corp.+	21,890	485,739
ATI Technologies, Inc.+	33,400	503,338
Marvell Technology Group, Ltd.+	7,400	303,104
Microchip Technology, Inc.	19,305	572,200
National Semiconductor Corp.	34,600	696,152
QLogic Corp.+	7,100	227,342
Tessera Technologies, Inc.+	9,500	279,680

		3,067,555

Telecommunications - 7.98%

ADC Telecommunications, Inc.+	10,900	197,944
Amdocs, Ltd.+	19,450	530,012
American Tower Corp., Class A+	27,000	487,080
Avaya, Inc.+	49,800	455,670
Corning, Inc.+	38,300	600,544
Nextel Partners, Inc., Class A+	30,905	733,994
Scientific-Atlanta, Inc.	13,000	432,900
Spectrasite, Inc.+	6,500	415,025

		3,853,169

Therapeutics - 1.80%

Gilead Sciences, Inc.+	12,100	493,680
MGI Pharma, Inc.+	16,200	375,840

		869,520

Utilities - Gas, Pipeline - 1.30%

Williams Cos., Inc.	34,000	625,940

Total Long-Term Investment Securities
(Cost $41,943,483)		46,622,196

REPURCHASE AGREEMENT - 4.32%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $2,087,162 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 2.35%, due 07/28/06 and having an approximate value of $2,135,745 (Cost $2,087,000)	$2,087,000	2,087,000

TOTAL INVESTMENTS
(Cost $44,030,483) (1)	100.87%	48,709,196
Liabilities in excess of other assets	(0.87)%	(420,618)

NET ASSETS	100.00%	$48,288,578

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP VALUE FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.14%
Aerospace/Defense - 1.83%

Goodrich Corp.	118,400	$4,956,224

Airlines - 0.32%

Continental Airlines, Inc., Class B+	39,000	540,540
ExpressJet Holdings, Inc.+	36,500	314,995

		855,535

Apparel & Products - 3.17%

Foot Locker, Inc.	240,000	6,338,400
VF Corp.	39,800	2,245,914

		8,584,314

Appliances/Furnishings - 1.11%

Whirlpool Corp.	43,900	3,020,320

Automotive - 4.12%

American Axle & Manufacturing Holdings, Inc.	115,900	2,399,130
Borg-Warner, Inc.	47,700	2,550,042
Compagnie Generale des Etablissements Michelin, Class B (3)	76,603	4,853,730
Cooper Tire & Rubber Co.	72,200	1,374,688

		11,177,590

Banks - 2.07%

City National Corp.	17,700	1,257,231
UnionBanCal Corp.	69,200	4,343,684

		5,600,915

Broadcasting - 2.36%

UnitedGlobalCom, Inc., Class A+	703,340	6,400,394

Building Materials - 0.42%

Rinker Group, Ltd. (3)	123,391	1,148,019

Chemical - 2.57%

Engelhard Corp.	106,500	3,131,100
Huntsman Corp.+	168,600	3,245,550
Mosaic Co.+	45,400	593,832

		6,970,482

Coal - 1.20%

Arch Coal, Inc.	66,900	3,241,305

Commercial Services - 1.11%

BearingPoint, Inc.+	227,000	1,486,850
United Rentals, Inc.	75,800	1,522,064

		3,008,914

Conglomerates - 1.67%

Grupo IMSA SA De CV	355,500	821,237
Trinity Industries, Inc.	127,500	3,705,150

		4,526,387

Drugs - 4.19%

Barr Pharmaceuticals, Inc.+	99,200	5,041,344
Endo Pharmaceuticals Holdings, Inc.+	219,700	4,459,910
Impax Laboratories, Inc.+	112,500	1,845,000

		11,346,254

Electronics/Electrical Equipment - 5.84%

Arrow Electronics, Inc.+	203,500	5,687,825
Graftech International, Ltd.+	399,400	1,757,360
Parker Hannifin Corp.	53,700	3,239,721
Tektronix, Inc.	90,300	2,047,101
Vishay Intertechnology, Inc.+	239,700	3,092,130

		15,824,137

Financial Services - 6.85%

Affiliated Managers Group, Inc.+	49,700	3,314,990
Apollo Investment Corp.	233,500	3,827,065
CIT Group, Inc.	137,800	5,845,476
IndyMac Bancorp, Inc.	61,800	2,543,070
Webster Financial Corp.	64,900	3,043,810

		18,574,411

Foods - 2.93%

Bunge, Ltd.	61,900	3,840,276
Ralcorp Holdings, Inc.	43,500	1,659,090
Smithfield Foods, Inc.+	81,900	2,443,077

		7,942,443

Freight - 1.19%

Yellow Roadway Corp.	60,900	3,214,302

Heavy Duty Trucks/Parts - 0.81%

TRW Automotive Holdings Corp.+	108,000	2,199,960

Hospital Supplies - 0.18%

Henry Schein, Inc.+	12,200	491,538

Household Products - 0.83%

Newell Rubbermaid, Inc.	99,200	2,260,768

Information Processing - Hardware - 1.02%

Seagate Technology+	131,000	2,779,820

Insurance - 11.77%

AMBAC Financial Group, Inc.	89,400	6,450,210
Coventry Health Care, Inc.+	48,400	3,369,608
Everest Reinsurance Group, Ltd.	29,000	2,595,210
Health Net, Inc.+	20,700	708,561
Platinum Underwriters Holdings, Ltd.	61,400	1,866,560
Radian Group, Inc.	72,200	3,312,536
Reinsurance Group of America, Inc.	152,000	6,954,000
RenaissanceRe Holdings, Ltd.	76,700	3,612,570
UnumProvident Corp.	164,900	3,027,564

		31,896,819

Leisure & Tourism - 2.95%

Bally Total Fitness Holding Corp.+	24,000	72,960
CBRL Group, Inc.	108,900	4,434,408
Ruby Tuesday, Inc.	138,500	3,502,665

		8,010,033

Machinery - 1.40%

Pall Corp.	130,300	3,803,457

Medical Technology - 0.40%

Bio-Rad Laboratories, Inc., Class A+	19,900	1,072,212

Metals - 1.19%

Inco, Ltd.	83,300	3,214,547

Multimedia - 2.01%

Cinram International, Inc.	283,400	5,439,631

Oil & Gas - 5.44%

EOG Resources, Inc.	28,300	1,411,887
IHC Caland NV	60,164	3,870,698
Newfield Exploration Co.+	82,200	3,160,590
Noble Energy, Inc.	49,800	3,703,626
UGI Corp.	66,000	1,749,660
XTO Energy, Inc.	27,400	852,688

		14,749,149

Paper/Forest Products - 3.56%

Pactiv Corp.+	240,900	5,504,565
Sappi, Ltd. Sponsored ADR	216,200	2,112,274
Smurfit-Stone Container Corp.+	186,100	2,022,907

		9,639,746

Publishing - 2.96%

Dex Media, Inc.	170,900	3,763,218
R. R. Donnelley & Sons Co.	128,000	4,256,000

		8,019,218

Real Estate - 1.15%

CB Richard Ellis Group, Inc., Class A+	81,200	3,122,952

Retail - 6.10%

Office Depot, Inc.+	177,100	3,492,412
Rent-A-Center, Inc.+	91,200	2,157,792
Ross Stores, Inc.	114,400	3,223,792
United Stationers, Inc.+	78,100	3,829,243
Yankee Candle Co., Inc.	121,400	3,830,170

		16,533,409

Semiconductors - 6.96%

Fairchild Semiconductor International, Inc., Class A+	334,500	4,783,350
Freescale Semiconductor, Inc., Class A+	46,000	929,200
Lam Research Corp.+	188,300	5,777,044
Qlogic Corp.+	43,400	1,389,668
Teradyne, Inc.+	111,800	1,454,518
Varian Semiconductor Equipment Associates, Inc.+	111,800	4,536,844

		18,870,624

Telecommunications - 1.65%

Citizens Communications Co.	87,300	1,190,772
McLeod USA, Inc.+(1)(2)	411,700	0
Scientific-Atlanta, Inc.	98,800	3,290,040

		4,480,812

Therapeutics - 0.71%

Theravance, Inc.+	109,400	1,924,346

Utilities - Electric - 4.10%

Edison International, Inc.	68,300	2,510,025
PPL Corp.	94,800	5,451,948
Wisconsin Energy Corp.	86,500	3,139,950

		11,101,923

Total Long-Term Investment Securities (Cost $238,045,321)		266,002,910

REPURCHASE AGREEMENT - 1.95%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $5,298,412 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $5,460,826 (Cost $5,298,000)	$5,298,000	5,298,000

TOTAL INVESTMENTS (Cost $243,343,321)(4)	100.09%	271,300,910
Liabilities in excess of other assets	(0.09)%	(250,660)

NET ASSETS	100.00%	$271,050,250

ADR - American Depository Receipt

+	Non-income producing
(1)	Illiquid security
(2)	Fair valued security (see Note 1)
(3)	Security was valued using fair value procedures at May 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MODERATE GROWTH LIFESTYLE FUND SCHEDULE OF INVESTMENTS (Unaudited) - May 31, 2005

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES (1) - 100.14%
Bond Fund - 26.04%

VALIC Co. II Core Bond Fund	1,769,874	$17,751,840

International Equity Fund - 15.52%

VALIC Co. II International Small Cap Equity Fund	831,347	10,583,049

Large Cap Equity Funds - 51.27%

VALIC Co. II Capital Appreciation Fund	2,010,961	17,274,151
VALIC Co. II Large Cap Value Fund	1,345,803	17,683,850

		34,958,001

Mid Cap Equity Funds - 5.01%

VALIC Co. II MidCap Value Fund	99,587	1,706,923
VALIC Co. II MidCap Growth Fund	247,739	1,706,921

		3,413,844

Small Cap Equity Funds - 2.30%

VALIC Co. II Small Cap Growth Fund	65,824	751,046
VALIC Co. II Small Cap Value Fund	55,926	819,323

		1,570,369

TOTAL INVESTMENTS
(Cost $64,798,048)(2)	100.14%	68,277,103
Liabilities in excess of other assets	(0.14)%	(92,697)

NET ASSETS -	100.00%	$68,184,406

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET II FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET-BACKED COMMERCIAL PAPER - 51.16%

Amsterdam Funding Corp.:
3.02% due 06/28/05 *	$1,000,000	$997,735
3.03% due 06/24/05 *	1,000,000	998,064
Apreco, Inc.:
3.00% due 06/03/05 *	1,000,000	999,833
3.02% due 06/27/05 *	1,000,000	997,819
Barton Capital Corp.:
3.13% due 08/02/05	1,000,000	994,609
3.14% due 08/12/05	1,284,000	1,275,937
Cafco, LLC:
3.02% due 07/11/05 *	1,000,000	996,645
3.13% due 08/03/05 *	1,000,000	994,523
CRC Funding, LLC:
3.14% due 08/02/05	1,000,000	994,592
Cancara Asset Securitisation, Ltd.:
3.02% due 06/02/05 *	1,000,000	999,916
3.03% due 06/20/05 *	1,000,000	998,401
Chariot Funding, LLC:
3.03% due 06/15/05 *	1,075,000	1,073,733
Charta Corp.:
3.02% due 06/14/05 *	1,000,000	998,909
3.08% due 07/11/05 *	1,000,000	996,578
Ciesco, LP:
2.96% due 06/03/05	1,000,000	999,836
3.02% due 07/08/05	1,250,000	1,246,120
Edison Asset Securitization, LLC:
2.90% due 06/09/05 *	1,000,000	999,356
Galaxy Funding, Inc.:
3.14% due 08/08/05*	1,200,000	1,192,883
Giro Funding United States Corp.:
3.00% due 06/28/05 *	1,000,000	997,750
3.05% due 07/15/05 *	1,000,000	996,272
Govco, Inc.:
3.02% due 06/24/05 *	1,000,000	998,071
3.14% due 08/01/05 *	1,000,000	994,679
Greyhawk Fund, Corp.:
3.02% due 06/03/05 *	1,000,000	999,832
3.13% due 08/02/05 *	1,000,000	994,610
Jupiter Securitization Corp.:
3.02% due 06/01/05 *	1,154,000	1,154,000
3.02% due 06/14/05 *	1,102,000	1,100,796

Preferred Receivables Funding Corp.:
3.02% due 06/23/05 *	1,000,000	998,154
Sheffield Receivables Corp.:
3.03% due 06/27/05*	1,000,000	997,812
Surrey Funding Corp.:
3.01% due 06/23/05 *	1,370,000	1,367,480
Sydney Capital, Inc.:
3.09% due 07/14/05 *	1,000,000	996,309
3.14% due 08/04/05 *	1,000,000	994,418
White Pine Finance, LLC:
3.04% due 06/15/05 *(1)	1,000,000	999,939
3.05% due 06/20/05 *(1)	1,000,000	1,000,000
Windmill Funding Corp.:
3.02% due 06/13/05 *	1,000,000	998,993
3.14% due 08/03/05 *	1,000,000	994,505

Total Asset-Backed Commercial Paper (Cost $36,339,109)		36,339,109

COMMERCIAL PAPER - 39.40%

ABN Amro Bank NV:
2.88% due 06/13/05	1,000,000	1,000,000
Barclays Bank, PLC:
3.10% due 07/08/05	1,000,000	1,000,005
3.12% due 07/12/05	1,000,000	1,000,006
BNP Paribas SA:
2.85% due 06/08/05	1,000,000	1,000,002
3.26% due 08/31/05	1,000,000	1,000,012
Bear Stearns Co., Inc.:
2.85% due 06/02/05	1,000,000	999,921
2.97% due 06/20/05	1,000,000	998,432
Beta Finance, Inc.:
3.04% due 01/04/06 *(1)	1,000,000	1,000,000
Citibank NA:
2.89% due 06/10/05	1,000,000	1,000,000
3.02% due 06/29/05	1,000,000	1,000,000
Deutsche Bank AG:
3.09% due 07/25/05	1,000,000	1,000,015
Dexia Delaware, LLC:
3.10% due 07/29/05	1,000,000	995,006
First Tenneesee Bank:
2.99% due 06/20/05	1,000,000	1,000,000
General Electric Capital Corp.:
3.11% due 07/19/05	1,000,000	995,854
General Electric Co.:
2.99% due 06/28/05	1,000,000	997,757
Goldman Sachs Group, Inc.:
3.09% due 07/29/05 *	1,500,000	1,500,000
HBOS Treasury Services, LPC:
2.87% due 06/09/05	1,000,000	999,362
3.13% due 08/11/05	1,000,000	1,000,010
Merrill Lynch & Co., Inc.:
3.00% due 06/27/05	1,000,000	997,833
Royal Bank Of Scotland:
3.14% due 08/02/05	2,000,000	2,000,017
Sedna Finance, Inc.:
3.05% due 04/25/06 *(1)	1,000,000	1,000,000
3.06% due 01/17/06 *(1)	1,500,000	1,500,000
Sigma Finance, Inc.:
3.04% due 02/24/06 *(1)	1,000,000	999,908
3.05% due 05/08/06 *(1)	1,000,000	1,000,000
UBS Finance, Inc.:
3.04% due 06/01/05	2,000,000	2,000,000

Total Commercial Paper (Cost $27,984,140)		27,984,140

U.S. GOVERNMENT AGENCIES - 7.74%

Federal Home Loan Bank:
2.99% due 06/24/05	1,000,000	998,115
Federal National Mtg. Assoc.:
2.98% due 10/21/05 (1)	2,000,000	1,999,798
3.02% due 07/26/05 (1)	1,500,000	1,499,978
3.03% due 05/09/06 (1)	1,000,000	999,906

Total U.S. Government Agencies (Cost $5,497,797)		5,497,797

Total Short-Term Investment Securities (Cost $69,821,046)		69,821,046

REPURCHASE AGREEMENTS - 1.63%

State Street Bank & Trust Co., Joint Repurchase Agreement (2)	155,000	155,000
UBS Warburg, LLC, Joint Repurchase Agreement (2)	1,000,000	1,000,000

Total Repurchase Agreements (Cost $1,155,000)		1,155,000

TOTAL INVESTMENTS (Cost $70,976,046) (3)	99.93%	70,976,046
Other assets less liabilities	0.07%	49,967

NET ASSETS -	100.00%	$71,026,013

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $37,827,923 representing 53.26% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.

(2)	See Note 2 for details of Joint Repurchase Agreement.

(3)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category held in the Money Market II Fund as of May 31, 2005:

Asset Backed/Receivables	19.35%
Finance	18.28%
Asset Backed/Multi-Asset	16.97%
Asset Backed/Securities	14.84%
Foreign Bank	14.08%
Government Agencies	7.74%
Diversified Financial Services	5.63%
Regional Bank	3.04%

99.93%

See Notes to Schedule of Investments

SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.61%
Advertising - 0.61%

Marchex, Inc., Class B+	17,600	$262,592

Aerospace/Defense - 0.50%

Orbital Sciences Corp., Class A+	22,200	215,562

Apparel & Products - 1.33%

Finish Line, Inc., Class A	9,600	191,232
Hot Topic, Inc.+	17,800	382,166

		573,398

Automotive - 0.54%

Oshkosh Truck Corp., Class B	2,900	231,246

Banks - 2.94%

East West Bancorp, Inc.	8,600	289,304
First State Bancorp	14,922	275,460
Greater Bay Bancorp	14,300	359,359
Umpqua Holdings Corp.	6,300	146,853
Westamerica Bancorp	3,700	194,805

		1,265,781

Chemical - 5.52%

Cabot Corp.	14,300	414,700
Cabot Microelectronics Corp.+	12,900	404,157
FMC Corp.+	12,000	665,400
Minerals Technologies, Inc.	9,000	605,700
Westlake Chemical Corp.	12,000	287,760

		2,377,717

Coal - 0.45%

Alpha Natural Resources, Inc.+	8,100	193,590

Commercial Services - 2.51%

Advance America Cash Advance Centers, Inc.	15,400	188,034
BearingPoint, Inc.+	38,700	253,485
LECG Corp.+	6,800	131,104
Maximus, Inc.	6,700	229,743
Parexel International Corp.+	13,900	253,675
PRG-Shultz International, Inc.+	6,300	24,318

		1,080,359

Drugs - 2.81%

Angiotech Pharmaceuticals, Inc.+	15,000	192,000
Impax Laboratories, Inc.+	25,000	410,000
Pharmion Corp.+	4,900	99,617
Prestige Brands Holdings, Inc.+	13,100	222,700
Taro Pharmaceutical Industries, Ltd., Class A+	8,760	286,540

		1,210,857

Electronics/Electrical Equipment - 9.22%

Ametek, Inc.	6,200	237,026
Coherent, Inc.+	9,800	321,734
Electro Scientific Industries, Inc.+	21,400	383,916
Flir Systems, Inc.+	13,600	364,480
Mettler-Toledo International, Inc.+	6,700	328,300
Microtune, Inc.+	39,500	174,590
Molecular Devices Corp.+	9,600	185,472
Silicon Laboratories, Inc.+	12,100	335,533
Tektronix, Inc.	14,400	326,448
Trimble Navigation, Ltd.+	10,800	428,868
Varian, Inc.+	11,500	427,800
Wilson Greatbatch Technologies, Inc.	18,900	454,356

		3,968,523

Finance Companies - 1.39%

Ares Capital Corp.	12,263	207,122
Financial Federal Corp.	10,500	391,650

		598,772

Financial Services - 3.16%

CapitalSosurce, Inc.+	10,100	192,708
Doral Financial Corp.	15,800	183,122
GFI Group, Inc.+	5,200	145,080
Jackson Hewitt Tax Service, Inc.	8,500	175,950
National Financial Partners Corp.	7,600	290,624
NCO Group, Inc.+	18,700	371,382

		1,358,866

Freight - 4.11%

Forward Air Corp.	23,300	625,605
Knight Transportation, Inc.	16,500	403,425
Landstar System, Inc.+	14,100	475,734
Overnite Corp.	6,200	264,244

		1,769,008

Healthcare - 7.42%

American Medical Systems Holdings, Inc.+	24,400	487,024
LabOne, Inc.+	9,400	362,276
Molina Healthcare, Inc.+	6,100	261,080
Pharmaceutical Product Development, Inc.+	7,900	382,202
Psychiatric Solutions, Inc.+	8,600	352,170
RehabCare Group, Inc.+	11,400	316,806
Steris Corp.	14,700	355,740
Symbion, Inc.+	10,300	243,080
United Surgical Partners International, Inc.+	9,000	433,260

		3,193,638

Heavy Duty Trucks/Parts - 0.96%

Wabash National Corp.	16,600	413,506

Hospital Management - 1.03%

VCA Antech, Inc.+	18,000	445,680

Hospital Supplies - 1.38%

Advanced Neuromodulation Systems, Inc.+	9,000	320,040
Merit Medical Systems, Inc.+	18,766	274,547

		594,587

Human Resources - 0.70%

CDI Corp.	14,100	300,894

Information Processing - Hardware - 1.08%

Avocent Corp.+	15,500	434,000
LaserCard Corp.+	4,900	29,400

		463,400

Information Processing - Services - 4.99%

Catapult Communications Corp.+	14,200	199,794
Entrust, Inc.+	42,200	172,598
FileNET Corp.+	16,000	445,760
Jack Henry & Associates, Inc.	12,300	217,587
Macromedia, Inc.+	5,400	238,788
National Instruments Corp.	17,700	411,525
Rightnow Technologies, Inc.+	18,100	169,054
Sapient Corp.+	14,600	122,640
ValueClick, Inc.+	15,800	169,376

		2,147,122

Information Processing - Software - 6.48%

Altiris, Inc.+	19,000	357,200
F5 Networks, Inc.+	3,800	194,598
Global Payments, Inc.	7,800	540,540
Hyperion Solutions Corp.+	7,200	317,736
IDX Systems Corp.+	5,900	188,210
Micromuse, Inc.+	17,200	108,016
NetIQ Corp.+	23,400	258,336
Quest Software, Inc.+	23,700	313,432
THQ, Inc.+	12,500	348,625
VeriFone Holdings, Inc.+	10,900	141,155
Verity, Inc.+	2,600	22,178

		2,790,026

Insurance - 3.22%

Aspen Insurance Holdings, Ltd.	5,800	159,500
Centene Corp.+	7,800	250,770
EMC Insurance Group, Inc.	7,500	133,800
IPC Holdings, Ltd. (2)	6,700	256,141
Sierra Health Services, Inc.+	8,900	588,023

		1,388,234

Leisure & Tourism - 6.39%

BJ’s Restaurants, Inc.+	11,000	202,400
Four Seasons Hotels, Inc.	5,700	411,540
La Quinta Corp.+	32,500	281,775
Orient-Express Hotels, Ltd.	10,200	296,208
Panera Bread Co., Class A+	7,600	480,320
Penn National Gaming, Inc.+	21,600	703,512
Red Robin Gourmet Burgers, Inc.+	3,100	170,128
Republic Airways Holdings, Inc.+	16,000	204,160

		2,750,043

Machinery - 2.82%

Cuno, Inc.+	4,600	327,060
Flowserve Corp.+	21,300	627,711
Manitowoc Co., Inc.	6,400	259,392

		1,214,163

Medical Technology - 2.49%

Andrx Corp.+	3,800	75,924
Digene Corp.+	12,600	317,016
Serologicals Corp.+	10,800	232,092
Symmetry Medical, Inc.+	7,000	156,380
Telik, Inc.+	20,400	290,904

		1,072,316

Metals - 0.48%

Reliance Steel & Aluminum Co.	5,400	207,846

Mobile Homes - 0.68%

Winnebago Industries, Inc.	8,900	290,941

Multimedia - 0.49%

Entravision Communications Corp.+	28,400	211,012

Oil & Gas - 5.92%

Barrett Bill Corp.+	8,100	246,645
Cal Dive International, Inc.+	19,100	867,140
Denbury Resources, Inc.+	8,900	284,622
FMC Technologies, Inc.+	11,800	372,290
Spinnaker Exploration Co.+	15,400	472,318
Superior Energy Services, Inc.+	19,400	303,610

		2,546,625

Pollution Control - 0.36%

Waste Connections, Inc.+	4,200	155,736

Publishing - 0.42%

Scholastic Corp.+	4,800	180,096

Real Estate - 0.97%

Jones Lang LaSalle, Inc.+	9,800	415,618

Real Estate Investment Trusts - 0.74%

Innkeepers USA Trust	13,700	185,087
Meristar Hospitality Corp.+	16,000	134,240

		319,327

Retail - 3.46%

Cost Plus, Inc.+	9,200	213,992
Fred’s, Inc., Class A	12,200	180,926
Regis Corp.	7,700	290,906
Tractor Supply Co.+	8,000	355,360
Tuesday Morning Corp.	14,700	446,733

		1,487,917

Savings & Loan - 0.31%

Franklin Bank Corp.+	7,900	135,090

Semiconductors - 6.59%

Actel Corp.+	20,900	309,111
Exar Corp.+	25,600	368,640
Integrated Circuit Systems, Inc.+	20,000	423,800
Power Integrations, Inc.+	17,300	412,086
Semtech Corp.+	31,700	578,208
Varian Semiconductor Equipment Associates, Inc.+	16,600	673,628
ZiLOG, Inc.+	17,700	69,915

		2,835,388

Telecommunications - 2.39%

Arris Group, Inc.+	7,000	60,620
Essex Corp.+	18,600	347,820
JAMDAT Mobile, Inc.+	10,600	299,026
ViaSat, Inc.+	15,900	322,611

		1,030,077

Therapeutics - 1.91%

Eyetech Pharmaceuticals, Inc.+	9,700	124,451
Medicines Co.+	10,600	232,564
Trimeris, Inc.+	21,800	221,270
Vicuron Phamaceuticals, Inc.+	14,900	245,552

		823,837

Utilities - Electric - 0.84%

Headwaters, Inc.+	11,000	363,880

Total Long-Term Investment Securities
(Cost $37,644,206)		42,883,270

SHORT-TERM INVESTMENT SECURITIES - 0.97%
Government Agencies - 0.97%

Federal Home Loan Bank Disc. Notes:
3.02% due 06/01/05
(Cost $418,000)	$418,000	418,000

TOTAL INVESTMENTS
(Cost $38,062,206) (1)	100.58%	43,301,270
Liabilities in excess of other assets	(0.58)%	(251,364)

Net Assets	100.00%	$43,049,906

+	Non-income producing security
(1)	See Note 4 for cost of Investments on a tax basis.
(2)	Security represents an investment in an affiliated company (see note 3).

See Notes to Schedule of Investments

SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.60%
Aerospace/Defense - 0.17%

Kaman Corp., Class A	10,500	$162,435

Airlines - 1.23%

Alaska Air Group, Inc.+	26,200	773,424
Continental Airlines, Inc., Class B+	27,900	386,694

		1,160,118

Apparel & Products - 1.77%

Payless ShoeSource, Inc.+	66,400	1,117,512
Russell Corp.	8,100	151,470
Stride Rite Corp.	28,400	337,676
Wolverine World Wide, Inc.	2,500	57,450

		1,664,108

Appliances/Furnishings - 1.91%

CompX International, Inc., Class A	10,400	150,280
Furniture Brands International, Inc.	28,900	581,179
Griffon Corp.+	29,200	581,956
HNI Corp.	9,500	490,105

		1,803,520

Automotive - 0.38%

Cooper Tire & Rubber Co.	18,800	357,952

Banks - 9.35%

1st Source Corp.	1,600	34,848
Associated Banc-Corp.	18,300	611,586
C&F Financial Corp.	3,000	120,000
Camden National Corp.	500	17,215
Capital Crossing Bank+	3,200	103,936
Colonial BancGroup, Inc.	6,600	147,114
Commerce Bancshares, Inc.	13,000	633,750
Community Bank Systems, Inc.	8,000	186,400
Compass Bancshares, Inc.	7,900	352,103
Corus Bankshares, Inc.	4,500	230,940
Cullen/Frost Bankers, Inc.	15,700	700,377
Eastern Virginia Bankshares, Inc.	7,300	164,250
First Commonwealth Financial Corp.	10,100	134,936
FirstMerit Corp.	25,000	637,500
Fulton Financial Corp.	3,800	82,574
Greater Bay Bancorp	45,600	1,145,928
IBERIABANK Corp.	1,178	69,314
LSB Bancshares, Inc.	11,900	209,440
Mercantile Bank Corp.	6,588	269,120
North Valley Bancorp	12,700	216,916
Old National Bancorp	2,100	41,643
R&G Financial Corp., Class B	9,500	136,990
Simmons First National Corp., Class A	2,400	58,896
Susquehanna Bancshares, Inc.	10,300	234,428
TCF Financial Corp.	10,400	269,152
UMB Financial Corp.	14,700	818,790
Umpqua Holdings Corp.	8,800	205,128
Washington Trust Bancorp, Inc.	8,100	228,339
WesBanco, Inc.	10,100	298,657
Whitney Holding Corp.	14,250	451,867

		8,812,137

Beverages - 0.54%

Farmer Brothers Co.	21,100	506,400

Building Materials - 3.31%

Apogee Enterprises, Inc.	10,700	149,693
Eagle Materials, Inc.	8,400	736,428
LSI Industries, Inc.	26,500	360,135
Martin Marietta Materials, Inc.	5,000	305,250
Patrick Industries, Inc.+	14,200	127,175
Shaw Group, Inc.+	25,900	521,885
Texas Industries, Inc.	7,300	335,946
Watsco, Inc.	8,200	362,358
York International Corp.	5,300	218,360

		3,117,230

Chemical - 3.73%

Albemarle Corp.	5,900	224,436
H.B. Fuller Co.	23,500	761,400
Hawkins, Inc.	7,500	92,250
NL Industries, Inc.+	5,000	76,000
OM Group, Inc.+	26,800	675,360
Penford Corp.	21,500	333,035
Sensient Technologies Corp.	28,700	584,045
Stepan Co.	16,300	345,723
W.R. Grace & Co.+	41,100	424,152

		3,516,401

Commercial Services - 3.54%

Clark, Inc.	7,800	113,100
Cornell Cos., Inc.+	14,400	184,896
Crown Holdings, Inc.+	12,700	189,103
Deluxe Corp.	2,500	101,025
Geo Group, Inc.+	8,300	201,441
Greif Brothers Corp., Class A	10,500	763,140
Laidlaw International, Inc.+	22,200	493,728
Quanta Services, Inc.+	43,400	391,902
Silgan Holdings, Inc.	15,700	894,900

		3,333,235

Drugs - 1.66%

D&K Healthcare Resources, Inc.	35,100	286,416
Indevus Pharmaceuticals, Inc.+	128,900	442,127
King Pharmaceuticals, Inc.+	17,100	161,766
Medicis Pharmaceutical Corp., Class A	16,000	450,880
Perrigo Co.	14,200	220,668

		1,561,857

Electronics/Electrical Equipment - 3.72%

American Power Conversion Corp.	17,200	437,912
Analogic Corp.	8,800	373,912
Coherent, Inc.+	17,700	581,091
CTS Corp.	20,200	215,130
Emcor Group, Inc.+	6,600	313,500
Kemet Corp.+	19,700	137,900
Park Electrochemical Corp.	16,700	387,440
Paxar Corp.+	8,700	153,294
Planar Systems, Inc.+	33,500	269,340
Teleflex, Inc.	11,400	637,830

		3,507,349

Finance Companies - 0.63%

Federal Agricultural Mtg. Corp., Class C	16,400	303,072
World Acceptance Corp.+	11,000	286,550

		589,622

Financial Services - 1.13%

A.G. Edwards, Inc.	8,500	351,135
Eaton Vance Corp.	11,300	275,268
Equifax, Inc.	10,400	360,776
Marlin Business Services, Inc.+	3,800	77,064

		1,064,243

Foods - 1.08%

Cal-Maine Foods, Inc.	7,900	51,271
J&J Snack Foods Corp.	7,200	355,392
Pilgrims Pride Corp.	17,300	609,825

		1,016,488

Freight - 2.77%

Alexander & Baldwin, Inc.	2,800	124,460
CNF, Inc.	10,900	485,595
Kirby Corp.+	1,200	51,192
Offshore Logistics, Inc.+	5,200	162,864
Overnite Corp.	13,300	566,846
SCS Transportation, Inc.+	2,700	49,275
Swift Transportation Co., Inc.+	47,700	1,171,035

		2,611,267

Gas & Pipeline Utilities - 0.36%

Atmos Energy Corp.	11,900	336,651

Healthcare - 1.94%

Manor Care, Inc.	19,200	746,112
RehabCare Group, Inc.+	16,600	461,314
Steris Corp.	19,900	481,580
Vital Signs, Inc.	3,300	139,161

		1,828,167

Home Builders - 0.78%

Brookfield Homes Corp.	16,000	733,760

Hospital Supplies - 0.17%

Datascope Corp.	5,200	158,288

Human Resources - 0.26%

CDI Corp.	11,400	243,276

Information Processing - Hardware - 1.30%

Electronics for Imaging, Inc.+	26,700	507,300
Interphase Corp.+	2,600	18,330
Optimal Robotics Corp., Class A+	15,000	245,100
Tech Data Corp.+	12,600	452,340

		1,223,070

Information Processing - Services - 2.14%

Agilysys, Inc.	14,100	216,858
Analysts International Corp.+	5,400	17,766
Ansoft Corp.+	3,800	84,740
BISYS Group, Inc.+	34,200	521,550
CSG Systems International, Inc.+	22,400	426,048
Digital Insight Corp.+	7,200	156,528
United Online, Inc.	46,000	595,240

		2,018,730

Information Processing - Software - 2.61%

Acxiom Corp.	14,700	271,215
Advent Software, Inc.+	13,100	262,786
Atari, Inc.+	60,200	148,694
BEA Systems, Inc.+	30,900	260,487
Embarcadero Technologies, Inc.+	19,100	109,061
EPIQ Systems, Inc.+	42,400	693,240
Nuance Communications, Inc.+	9,700	45,687
Parametric Technology Corp.+	50,700	305,214
Per-Se Technologies, Inc.+	19,300	366,121

		2,462,505

Insurance - 6.39%

Alfa Corp.	19,200	274,944
Axis Capital Holdings, Ltd.	10,000	275,100
Delphi Financial Group, Inc., Class A	11,800	500,320
Endurance Specialty Holdings, Ltd.	17,900	652,455
FBL Financial Group, Inc., Class A	4,800	128,400
Harleysville Group, Inc.	21,400	434,634
Horace Mann Educators Corp.	26,800	487,760
Humana, Inc.+	25,200	916,272

LandAmerica Financial Group, Inc.	7,300	410,260
Nationwide Financial Services, Inc., Class A	17,200	656,696
ProAssurance Corp.+	6,100	238,632
Protective Life Corp.	8,200	329,558
PXRE Group, Ltd.	7,500	179,475
StanCorp Financial Group, Inc.	7,200	538,920

		6,023,426

Leisure & Tourism - 4.10%

Action Performance Cos., Inc.	12,000	111,720
Arctic Cat, Inc.	15,100	326,160
Brinker International, Inc.+	6,100	229,482
California Pizza Kitchen, Inc.+	25,100	602,400
Jack in the Box, Inc.+	26,500	1,099,220
Marcus Corp.	21,700	478,051
Marvel Enterprises, Inc.+	47,700	1,014,579

		3,861,612

Machinery - 3.20%

Astec Industries, Inc.+	8,000	175,440
Cognex Corp.	27,000	700,920
Flowserve Corp.+	24,900	733,803
Granite Construction, Inc.	9,800	229,810
Lindsay Manufacturing Co.	9,600	192,096
Lufkin Industries, Inc.	5,500	158,565
NACCO Industries, Inc., Class A	1,400	143,500
Stewart & Stevenson Services, Inc.	17,900	427,631
Tennant Co.	3,100	115,630
Terex Corp.+	3,600	142,272

		3,019,667

Medical Technology - 0.04%

Osteotech, Inc.+	13,300	38,437

Metals - 2.38%

AK Steel Holding Corp.+	35,500	271,575
Brush Engineered Materials, Inc.+	15,400	218,372
CIRCOR International, Inc.	7,000	173,250
Lawson Products, Inc.	100	4,280
MascoTech, Inc.+(1)(2)	200	0
Mueller Industries, Inc.	16,300	440,100
Oregon Steel Mills, Inc.+	47,500	838,850
Valmont Industries, Inc.	7,700	184,415
Wolverine Tube, Inc.+	15,100	108,871

		2,239,713

Mobile Homes - 0.46%

Coachmen Industries, Inc.	21,100	258,475
National R.V. Holdings, Inc.+	19,600	173,852

		432,327

Multimedia - 1.02%

Belo Corp.	39,100	961,078

Oil & Gas - 6.42%

Forest Oil Corp.+	32,600	1,296,176
Helmerich & Payne, Inc.	18,200	754,754
Holly Corp.	10,000	382,300
Houston Exploration Co.+	19,100	973,527
Meridian Resource Corp.+	51,300	232,389
ONEOK, Inc.	23,800	734,230
Pride International, Inc.+	36,600	825,330
Spinnaker Exploration Co.+	4,500	138,015
Tesoro Petroleum Corp.	16,300	710,680

		6,047,401

Paper/Forest Products - 0.89%

Bemis Co., Inc.	14,700	399,252
Buckeye Technologies, Inc.+	8,800	72,776
Glatfelter	32,400	362,880

		834,908

Publishing - 0.91%

American Greetings Corp., Class A	29,500	766,410
Readers Digest Assoc., Inc., Class A	5,200	88,088

		854,498

Publishing/Printing - 0.33%

John Wiley & Sons, Inc., Class A	8,000	310,000

Railroads & Equipment - 0.09%

RailAmerica, Inc.+	7,300	85,191

Real Estate - 0.31%

Jones Lang LaSalle, Inc.+	2,000	84,820
Trammell Crow Co.+	9,300	209,715

		294,535

Real Estate Investment Trusts - 11.01%

American Home Mortgage Investment Corp.	12,300	400,488
Annaly Mortgage Management, Inc.	13,100	246,935
Anworth Mtg. Asset Corp.	30,600	292,536
Apartment Investment & Management Co., Class A	17,800	660,380
Associated Estates Realty Corp.	12,700	109,855
Boykin Lodging Co.+	12,300	130,380
Brandywine Realty Trust	8,000	225,280
Capstead Mtg. Corp.	15,800	148,836
Colonial Properties Trust	21,400	873,120
Equity Inns, Inc.	39,000	467,610

Highwoods Properties, Inc.	28,500	784,320
Home Properties of New York, Inc.	20,800	856,960
Innkeepers USA Trust	14,900	201,299
Kilroy Realty Corp.	11,600	524,088
Lexington Corporate Properties Trust	36,400	838,292
Luminent Mtg. Capital, Inc.	29,300	307,943
Pennsylvania Real Estate Investment Trust	900	39,600
Prentiss Properties Trust	5,400	186,300
Sunstone Hotel Investors, Inc.	38,000	874,380
Taubman Centers, Inc.	23,600	749,064
Trizec Properties, Inc.	50,100	977,451
Winston Hotels, Inc.	45,600	478,800

		10,373,917

Retail - 3.66%

BJ’s Wholesale Club, Inc.+	17,700	533,655
Borders Group, Inc.	31,900	806,751
Rex Stores Corp.+	36,800	515,200
Rite Aid Corp.+	59,000	233,640
ShopKo Stores, Inc.+	14,200	336,682
Toys “R” Us, Inc.+	11,200	293,440
Weis Markets, Inc.	6,200	227,788
Whitehall Jewellers, Inc.+	14,100	102,225
Zale Corp.+	12,900	402,222

		3,451,603

Savings & Loan - 0.83%

Astoria Financial Corp.	20,200	556,308
Berkshire Hills Bancorp, Inc.	500	15,925
Washington Federal, Inc.	9,400	214,508

		786,741

Semiconductors - 1.27%

Cohu, Inc.	7,100	136,462
Exar Corp.+	20,900	300,960
Integrated Device Technology, Inc.+	14,700	179,781
Lattice Semiconductor Corp.+	44,200	186,524
Monolithic Systems Technology, Inc.+	40,400	225,028
Parlex Corp.+	27,900	164,610

		1,193,365

Textile - Products - 1.46%

G&K Services, Inc., Class A	11,500	452,640
UniFirst Corp.	25,100	918,660

		1,371,300

Tobacco - 0.09%

Alliance One International, Inc.	12,900	82,689

Utilities - Communication - 0.55%

Commonwealth Telephone Enterprises, Inc.+	10,000	522,500

Utilities - Electric - 4.18%

CenterPoint Energy, Inc.	41,000	502,660
Central Vermont Public Service Corp.	25,200	529,200
El Paso Electric Co.+	24,100	483,687
Idacorp, Inc.	8,200	232,224
MDU Resources Group, Inc.	3,200	92,128
PNM Resources, Inc.	27,700	807,178
Puget Energy, Inc.	40,800	928,200
Sierra Pacific Resources+	30,500	364,475

		3,939,752

Utilities - Gas, Distribution - 1.53%

Nicor, Inc.	33,000	1,303,500
Vectren Corp.	5,200	141,908

		1,445,408

Total Long-Term Investment Securities
(Cost $82,408,011)		91,958,877

Repurchase Agreement - 2.45%

Agreement with State Street Bank & Trust Co. bearing interest at 2.80% dated 05/31/05, to be repurchased 06/01/05 in the amount of $2,310,180 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $2,381,527

(Cost $2,310,000)	$2,310,000	2,310,000

Total Investments
(Cost $84,718,011) (3)	100.05%	94,268,877
Liabilities in excess of other assets	(0.05)%	(48,136)

NET ASSETS	100.00%	$94,220,741

+	Non-income producing security
(1)	Fair valued security (see Note 1)
(2)	Illiquid security.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SOCIALLY RESPONSIBLE FUND SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 88.64%
Apparel & Products - 0.38%

Nike, Inc., Class B	6,322	$519,668

Automotive - 1.23%

Danaher Corp.	25,114	1,384,535
Delphi Corp.	70,870	308,284

		1,692,819

Banks - 6.44%

Bank of America Corp.	72,175	3,343,146
Synovus Financial Corp.	47,489	1,380,505
U.S. Bancorp	16,622	487,523
Wachovia Corp.	39,130	1,985,848
Wells Fargo & Co.	27,303	1,649,374

		8,846,396

Beverages - 1.86%

Coca-Cola Co.	15,392	686,945
Coca-Cola Enterprises, Inc.	13,264	290,217
Pepsi Bottling Group, Inc.	9,890	280,579
PepsiCo, Inc.	22,977	1,293,605

		2,551,346

Building Materials - 0.24%

Masco Corp.	10,453	334,705

Chemical - 2.82%

Ashland, Inc.	8,910	608,553
Ecolab, Inc.	24,121	779,832
PPG Industries, Inc.	18,776	1,227,763
Rohm & Haas Co.	27,031	1,260,996

		3,877,144

Commercial Services - 0.09%

Convergys Corp.+	2,196	29,931
Fluor Corp.	1,720	98,814

		128,745

Conglomerates - 6.27%

3M Co.	22,628	1,734,436
General Electric Co.@	151,077	5,511,289
Tyco International, Ltd.	47,135	1,363,616

		8,609,341

Drugs - 4.87%

Allergan, Inc.	9,206	711,716
Caremark Rx, Inc.+	30,463	1,360,478
Eli Lilly & Co.	7,251	422,733
Forest Laboratories, Inc.+	4,200	162,036
Merck & Co., Inc.	38,730	1,256,401
Pfizer, Inc.	41,230	1,150,317
Wyeth	37,345	1,619,653

		6,683,334

Electronics/Electrical Equipment - 1.70%

Emerson Electric Co.	22,209	1,476,232
Hawaiian Electric Industries, Inc.	8,905	229,749
JDS Uniphase Corp.+	92,220	141,097
PerkinElmer, Inc.	4,760	91,059
Thermo Electron Corp.+	9,780	257,409
Xerox Corp.+	10,625	144,181

		2,339,727

Finance Companies - 0.04%

SLM Corp.	1,132	54,642

Financial Services - 8.47%

American Express Co.	22,043	1,187,016
Capital One Financial Corp.	12,328	929,531
Citigroup, Inc.@	84,308	3,971,750
Countrywide Financial Corp.	6,440	239,375
Fannie Mae	32,676	1,935,726
Freddie Mac	12,788	831,732
JPMorgan Chase & Co.	63,884	2,283,853
Merrill Lynch & Co., Inc.	1,505	81,661
Morgan Stanley	3,520	172,339

		11,632,983

Foods - 0.24%

Sysco Corp.	8,950	332,582

Freight - 0.74%

United Parcel Service, Inc., Class B	13,888	1,022,851

Hardware & Tools - 0.41%

Black & Decker Corp.	6,473	565,222

Hospital Supplies - 3.13%

Johnson & Johnson	51,014	3,423,040
St. Jude Medical, Inc.+	21,860	877,023

		4,300,063

Household Products - 4.82%

Avon Products, Inc.	35,860	1,425,076
Colgate-Palmolive Co.	11,075	553,418
Gillette Co.	34,930	1,842,208
Procter & Gamble Co.	50,830	2,803,275

		6,623,977

Information Processing - Hardware - 3.55%

Apple Computer, Inc.+	5,508	218,723
Dell, Inc.+	57,204	2,281,868
Hewlett-Packard Co.	46,155	1,038,949

International Business Machines Corp.	10,499	793,199
Lexmark International, Inc., Class A+	7,835	536,227
Seagate Technology, Inc.+(1)(4)	510	0

		4,868,966

Information Processing - Services - 1.11%

eBay, Inc.+	24,744	940,519
First Data Corp.	8,901	336,725
Symantec Corp.+	10,650	240,797

		1,518,041

Information Processing - Software - 4.92%

Adobe Systems, Inc.	12,748	421,449
Mercury Interactive Corp.+	3,291	148,490
Microsoft Corp.@	162,039	4,180,606
Oracle Corp.+	145,049	1,859,528
VERITAS Software Corp.+	5,950	147,977

		6,758,050

Insurance - 7.38%

Aetna, Inc.	19,608	1,529,620
AFLAC, Inc.	37,221	1,546,532
Allstate Corp.	30,199	1,757,582
American International Group, Inc.(2)	1,129	62,716
Chubb Corp.	6,890	580,345
CIGNA Corp.	9,280	902,480
Hartford Financial Services Group, Inc.	20,680	1,546,657
St. Paul Travelers Cos., Inc.	29,532	1,118,672
UnitedHealth Group, Inc.	10,708	520,195
WellPoint, Inc.+	4,292	570,836

		10,135,635

Leisure & Tourism - 1.05%

McDonald’s Corp.	16,153	499,774
Starbucks Corp.+	17,330	948,817

		1,448,591

Machinery - 2.23%

Caterpillar, Inc.	16,317	1,535,593
Dover Corp.	10,950	414,677
Illinois Tool Works, Inc.	13,189	1,113,547

		3,063,817

Medical - Biomedical/Gene - 0.92%

Amgen, Inc.+	20,195	1,263,803

Medical Technology - 0.07%

Boston Scientific Corp.+	3,284	88,963

Metals - 0.58%

Freeport-McMoRan Copper & Gold, Inc., Class B	22,393	790,473

Multimedia - 2.75%

Time Warner, Inc.+@	114,172	1,986,593
Walt Disney Co.	65,430	1,795,399

		3,781,992

Oil & Gas - 4.05%

Baker Hughes, Inc.	14,239	657,699
Halliburton Co.	33,246	1,420,934
Nabors Industries, Ltd.	10,710	590,228
ONEOK, Inc.	4,717	145,519
Rowan Cos., Inc.	4,490	123,475
Schlumberger, Ltd.	23,458	1,603,824
Transocean, Inc.+	20,571	1,024,642

		5,566,321

Retail - 5.54%

Bed Bath & Beyond, Inc.+	8,936	363,248
Best Buy Co., Inc.	10,875	591,926
CVS Corp.	1,810	99,279
Home Depot, Inc.	14,231	559,990
J.C. Penney Co., Inc.	14,792	736,050
Lowe’s Cos., Inc.	17,190	983,440
Staples, Inc.	64,270	1,383,733
Wal-Mart Stores, Inc.@	61,134	2,887,359

		7,605,025

Semiconductors - 2.38%

Applied Materials, Inc.	5,603	91,945
Intel Corp.	74,861	2,016,007
KLA-Tencor Corp.	860	39,053
LSI Logic Corp.+	54,100	398,176
National Semiconductor Corp.	12,219	245,846
Xilinx, Inc.	17,100	474,525

		3,265,552

Telecommunications - 3.76%

Andrew Corp.+	32,360	429,093
Cisco Systems, Inc.+	125,413	2,430,504
Citizens Communications Co.	9,111	124,274
Corning, Inc.+	19,820	310,778
SBC Communications, Inc.	13,608	318,155
Verizon Communications, Inc.	43,840	1,551,059

		5,163,863

Therapeutics - 0.96%

Gilead Sciences, Inc.+	32,240	1,315,392

Utilities - Communication - 0.59%

Sprint Corp.	34,169	809,464

Utilities - Electric - 1.99%

Calpine Corp.+	144,197	429,707
NiSource, Inc.	43,680	1,052,688
OGE Energy Corp.	13,565	376,429
Puget Energy, Inc.	38,304	871,416

		2,730,240

Utilities - Gas, Distribution - 0.34%

AGL Resources, Inc.	9,455	333,194
KeySpan Corp.	3,330	132,334

		465,528

Utilities - Gas, Pipeline - 0.72%

National Fuel Gas Co.	35,079	982,212

Total Long-Term Investment Securities (Cost $118,909,698)		121,737,473

SHORT-TERM INVESTMENT SECURITIES - 4.20%

Commercial Paper - 3.64%
San Paolo Financial:
3.04% due 06/01/05@	$5,000,000	5,000,000

U.S. Government Obligations - 0.56%

United States Treasury Bills:
2.65% due 06/09/05@	240,000	239,861
2.65% due 06/30/05@	10,000	9,979
2.74% due 06/09/05@	35,000	34,979
2.75% due 06/09/05@	45,000	44,973
2.78% due 07/28/05@	30,000	29,870
2.79% due 06/23/05@	405,000	404,326

		763,988

Total Short-Term Investment Securities (Cost $5,763,988)		5,763,988

REPURCHASE AGREEMENT - 6.23%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $8,563,666 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 04/18/08 and having an approximate value of $8,821,457 (Cost $8,563,000)@	8,563,000	8,563,000

TOTAL INVESTMENTS (Cost $133,236,686)(3)	99.07%	136,064,461
Other assets less liabilities	0.93%	1,280,611

NET ASSETS	100.00%	$137,345,072

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2005	Unrealized Appreciation (Depreciation)
38 Long	S&P 500 Index	June 2005	$11,184,075	$11,326,850	$142,775
51 Long	E-Mini S&P Index	June 2005	2,992,350	3,040,365	48,015

					$190,790

See Notes to Schedule of Investments

STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS - May 31, 2005 (Unaudited)

	Principal Amount/ Shares @	Value (Note 1)
ASSET-BACKED SECURITIES - 0.59%
Finance Companies - 0.34%

Providian Gateway Master Trust:
3.67% due 11/15/11 *(1)(9)	$400,000	$401,125

Financial Services - 0.25%

Bear Stearns Commercial Mtg. Securities, Inc.:
6.46% due 10/15/36 (12)	25,000	27,768
Morgan Stanley Dean Witter Capital:
6.39% due 07/15/33 (12)	250,000	274,880

		302,648

Total Asset-Backed Securities
(Cost $705,000)		703,773

CORPORATE BONDS - 26.52%
Advertising - 0.13%

Affinity Group, Inc.:
9.00% due 02/15/12	150,000	150,750

Aerospace/Defense - 0.23%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08	150,000	88,500
Raytheon Co.:
6.40% due 12/15/18	49,000	55,111
6.75% due 08/15/07	97,000	102,109
United Technologies Corp.:
5.40% due 05/01/35	31,000	31,890

		277,610

Airlines - 1.70%

American Airlines, Inc.:
6.82% due 05/23/11	175,000	164,621
9.71% due 01/30/07 *	52,592	48,648
Atlas Air, Inc.:
6.88% due 07/02/09	206,517	198,695
7.20% due 01/02/19	81,657	81,374
7.63% due 01/02/15	486,267	403,663
8.71% due 01/02/19	388,355	401,893
8.77% due 01/02/11	37,457	19,873
9.06% due 07/02/14	98,588	92,222
Continental Airlines, Inc.:
6.95% due 08/02/09	77,286	61,858
7.73% due 03/15/11	22,686	16,556
8.31% due 04/02/18	86,207	70,919
Delta Air Lines, Inc.:
7.57% due 11/18/10	200,000	188,682
7.90% due 12/15/09	125,000	46,875
9.50% due 11/18/08 *	125,000	104,375
10.00% due 08/15/08	275,000	114,125

		2,014,379

Apparel & Products - 0.02%

Warnaco, Inc.:
8.88% due 06/15/13	25,000	27,250

Automotive - 0.28%

Diamond Triumph Auto Glass, Inc.:
9.25% due 04/01/08 (1)(8)	75,000	52,500
Exide Corp.:
10.00% due 03/15/25 +(1)(8)	150,000	0
Ford Motor Co.:
6.38% due 02/01/29	38,000	29,348
7.45% due 07/16/31	200,000	167,917
General Motors Corp.:
7.20% due 01/15/11	75,000	64,487
Stanadyne Corp.:
10.00% due 08/15/14	25,000	22,500
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)	25,000	156

		336,908

Banks - 0.60%

American Express Centurion Bank:
3.25% due 11/16/09 (9)	29,000	28,963
Chemical Bank:
6.13% due 11/01/08	58,000	61,465
Credit Suisse First Boston:
6.50% due 05/01/08 *	29,000	30,682
HSBC Bank USA:
5.88% due 11/01/34	152,000	163,215
National City Bank, Cleveland:
3.38% due 10/15/07	54,000	53,433
PNC Funding Corp.:
5.75% due 08/01/06	65,000	66,182
Popular North America, Inc.:
4.25% due 04/01/08	99,000	99,117
Sovereign Bank:
4.00% due 02/01/08	49,000	48,106
SunTrust Bank:
5.40% due 04/01/20	66,000	68,069
US Bank NA:
3.90% due 08/15/08	65,000	64,603
Wells Fargo & Co.:
3.11% due 09/15/09 (9)	33,000	33,015

		716,850

Beverages - 0.16%

Anheuser-Busch Cos., Inc.:
5.95% due 01/15/33	25,000	27,968
Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	60,000	81,228
PepsiAmericas, Inc.:
5.50% due 05/15/35	79,000	80,525

		189,721

Broadcasting - 2.51%

Adelphia Communications Corp.:
10.25% due 06/15/11 +(2)(5)	200,000	182,000
Charter Communications Holdings, LLC:
9.63% due 11/15/09	350,000	261,625
9.92% due 04/01/11 (3)	250,000	181,875
10.00% due 05/15/11	25,000	18,188
10.25% due 01/15/10	75,000	55,312
10.75% due 10/01/09	225,000	174,375
11.13% due 01/15/11	625,000	465,625
Comcast Cable Communications, Inc.:
6.20% due 11/15/08	34,000	35,935
Cox Communications, Inc.:
5.50% due 10/01/15	32,000	32,374
7.63% due 06/15/25	149,000	174,302
7.75% due 11/01/10	82,000	92,850
Fisher Communications, Inc.:
8.63% due 09/15/14	100,000	106,250
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	350,000	349,125
Liberty Media Corp.:
5.70% due 05/15/13	150,000	139,241
Paxson Communications Corp.:
12.25% due 01/15/09 (3)	325,000	300,625
Salem Communications Corp.:
7.75% due 12/15/10	25,000	25,875
Sinclair Broadcast Group, Inc.:
8.00% due 03/15/12	50,000	51,875
Young Broadcasting, Inc.:
8.75% due 01/15/14	125,000	113,125
10.00% due 03/01/11	225,000	222,187

		2,982,764

Building Materials - 0.14%

American Standard, Inc.:

5.50% due 04/01/15 *	40,000	41,035
Associated Materials, Inc.:
11.25% due 03/01/14 *(3)	175,000	103,250
Dayton Superior Corp.:
10.75% due 09/15/08	25,000	25,375

		169,660

Chemical - 0.56%

Dow Chemical Co.:
7.38% due 03/01/23	75,000	92,748
Equistar Chemicals, LP:
10.63% due 05/01/11	75,000	82,688
Huntsman International, LLC:
7.38% due 01/01/15 *	30,000	29,775
Huntsman, LLC:
11.63% due 10/15/10	81,000	93,150
Lyondell Chemical Co.:
9.50% due 12/15/08	200,000	212,500
Rockwood Specialties Group, Inc.:
7.50% due 11/15/14 *	75,000	71,250
10.63% due 05/15/11	45,000	48,150
Westlake Chemical Corp.:
8.75% due 07/15/11	32,000	34,720

		664,981

Commercial Services - 0.68%

Aramark Services, Inc.:
5.00% due 06/01/12	68,000	68,037
Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	225,000	213,750
DI Finance/DynCorp International:
9.50% due 02/15/13 *	75,000	69,375
Hertz Corp.:
7.63% due 06/01/12	29,000	30,329
Mobile Mini, Inc.:
9.50% due 07/01/13	50,000	54,500
Monitronics International, Inc.:
11.75% due 09/01/10	150,000	156,000
Petroleum Helicopters, Inc.:
9.38% due 05/01/09	25,000	25,688
PHH Corp.:
6.00% due 03/01/08	49,000	50,557
Rent-Way, Inc.:
11.88% due 06/15/10	125,000	137,187

		805,423

Conglomerates - 0.18%

Park-Ohio Industries, Inc.:
8.38% due 11/15/14 *	75,000	61,875
Tyco International Group SA:
6.75% due 02/15/11	134,000	148,280

		210,155

Drugs - 0.13%

American Home Products Corp.:
6.95% due 03/15/11	45,000	50,376
Merck & Co., Inc.:
2.50% due 03/30/07	29,000	28,258
NeighborCare, Inc.:
6.88% due 11/15/13	75,000	76,500

		155,134

Electronics/Electrical Equipment - 0.10%

Coleman Cable, Inc.:
9.88% due 10/01/12 *	25,000	21,750
Muzak, LLC:
9.88% due 03/15/09	50,000	22,000
Sanmina-SCI Corp.:
6.75% due 03/01/13 *	50,000	47,250
Telex Communications, Inc.:
11.50% due 10/15/08	25,000	26,688

		117,688

Finance Companies - 0.95%

BCI US Finance Corp.:
8.78% due 07/15/10 *(9)	75,000	75,000
Caterpillar Financial Services Corp.:
4.70% due 03/15/12	66,000	67,135
Countrywide Home Loans, Inc.:
5.50% due 08/01/06	74,000	75,203
Deere John Capital Corp.:
3.88% due 03/07/07	150,000	149,605
Ford Motor Credit Co.:
4.95% due 01/15/08	49,000	46,449
7.00% due 10/01/13	125,000	117,375
FPL Group Capital, Inc.:
4.09% due 02/16/07	87,000	87,011
General Motors Acceptance Corp.:
6.88% due 08/28/12	150,000	129,120
7.00% due 02/01/12	108,000	93,581
8.00% due 11/01/31	63,000	53,314
Household Finance Corp.:
6.38% due 10/15/11	49,000	53,974
HSBC Finance Corp.:
4.75% due 04/15/10	116,000	117,265
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	65,000	64,499

		1,129,531

Financial Services - 2.66%

AAC Group Holding Corp.:
10.25% due 10/01/12 *(3)	100,000	64,000
AMR HoldCo., Inc. and EmCare HoldCo., Inc.:
10.00% due 02/15/15 *	100,000	104,500
Arch Western Finance, LLC:
6.75% due 07/01/13	75,000	76,500
Borden US Finance Corp.:
9.00% due 07/15/14 *	50,000	50,500

Capital One Financial Corp.:
4.74% due 05/17/07		30,000	30,107
Chukchansi Economic Development Auth.:
14.50% due 06/15/09 *		375,000	457,500
Citigroup, Inc.:
5.85% due 12/11/34		83,000	90,562
Consolidated Communications Holdings, Inc.:
9.75% due 04/01/12 *		150,000	151,500
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11		100,000	106,391
General Electric Capital Corp.:
5.38% due 03/15/07		49,000	50,178
H&E Equipment Services, LLC:
11.13% due 06/15/12		75,000	81,937
Huntsman Advanced Materials, LLC:
11.00% due 07/15/10 *		75,000	85,500
JPMorgan Chase Capital XV:
5.88% due 03/15/35		156,000	158,145
MedCath Holdings Corp.:
9.88% due 07/15/12		125,000	140,625
Merrill Lynch & Co., Inc.:
4.25% due 02/08/10		38,000	37,791
Nexstar Finance Holdings, LLC:
11.38% due 04/01/13 (3)		275,000	204,875
PCA, LLC/PCA Finance Corp.:
11.88% due 08/01/09		200,000	160,000
Prime Property Funding II, Inc.:
5.13% due 06/01/15 *		68,000	67,791
Principal Life Global Funding:
5.13% due 06/28/07 *		65,000	66,148
PX Escrow Corp.:
9.63% due 02/01/06 (3)		225,000	218,531
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06		65,000	66,051
Terra Capital, Inc.:
11.50% due 06/01/10		81,000	91,530
12.88% due 10/15/08		100,000	118,000
TIAA Global Markets:
4.13% due 11/15/07 *		32,000	32,034
Transamerica Finance Corp.:
6.40% due 09/15/08		33,000	35,736
Tyco International Group SA Participation Certificate Trust:
4.44% due 06/15/07 *		410,000	411,696

			3,158,128

Foods - 0.31%

American Stores Co.:
7.90% due 05/01/17		56,000	64,700
Wornick Co.:
10.88% due 07/15/11		300,000	300,000

			364,700

Freight - 0.06%

Ryder System, Inc.:
4.63% due 04/01/10		66,000	65,894

Funeral Services - 0.16%

Alderwoods Group, Inc.:
7.75% due 09/15/12 *		25,000	26,125
Carriage Services, Inc.:
7.88% due 01/15/15 *		137,000	140,768
Service Corp. International:
6.75% due 04/01/16		25,000	24,750

			191,643

Healthcare - 0.78%

Concentra Operating Corp.:
9.13% due 06/01/12		25,000	25,625
Curative Health Services, Inc.:
10.75% due 05/01/11		125,000	96,875
DaVita, Inc.:
7.25% due 03/15/15 *		75,000	75,375
Encore Medical Corp.:
9.75% due 10/01/12		50,000	46,000
Genesis HealthCare Corp.:
2.50% due 03/15/25 *		50,000	51,937
8.00% due 10/15/13		50,000	53,250
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12 *		150,000	145,500
Pediatric Services of America, Inc.:
10.00% due 04/15/08 (1)		25,000	25,250
Psychiatric Solutions, Inc.:
10.63% due 06/15/13		83,000	91,300
Team Health, Inc.:
9.00% due 04/01/12		200,000	204,500
US Oncology, Inc.:
10.75% due 08/15/14		100,000	109,000

			924,612

Hospital Management - 0.21%

Tenet Healthcare Corp.:
6.50% due 06/01/12		100,000	95,500
9.25% due 02/01/15 *		100,000	103,000
Triad Hospitals, Inc.:
7.00% due 11/15/13		50,000	50,625

			249,125

Hospital Supplies - 0.15%

Universal Hospital Services, Inc.:
10.13% due 11/01/11		175,000	176,750

Household Products - 0.52%

Jostens Holding Corp.:
10.25% due 12/01/13 (3)		150,000	100,500
Procter & Gamble Co.:
2.00% due 06/21/10	JPY	52,000,000	512,089

			612,589

Information Processing - Services - 0.04%

Spheris, Inc.:
11.00% due 12/15/12 *	50,000	48,750

Information Processing - Software - 0.06%

Activant Solutions, Inc.:
9.09% due 04/01/10 *(9)	75,000	76,125

Insurance - 0.37%

Allstate Corp.:
5.55% due 05/09/35	39,000	40,226
Americo Life, Inc.:
7.88% due 05/01/13 *	28,000	29,726
Coventry Health Care, Inc.:
6.13% due 01/15/15	42,000	41,790
Crum & Forster Holdings Corp.:
10.38% due 06/15/13	75,000	80,250
Fidelity National Financial, Inc.:
7.30% due 08/15/11	45,000	47,408
MIC Financing Trust I:
8.38% due 02/01/27 *	113,000	120,375
Ohio Casualty Corp.:
7.30% due 06/15/14	75,000	81,664

		441,439

Leisure & Tourism - 1.31%

Denny’s Corp.:
10.00% due 10/01/12	150,000	151,125
Eldorado Resorts, LLC:
9.00% due 04/15/14 (1)	250,000	250,000
Hilton Hotels Corp.:
7.95% due 04/15/07	59,000	62,614
Hollywood Casino Corp.:
13.00% due 08/01/06 +(2)	200,000	163,750
Riviera Holdings Corp.:
11.00% due 06/15/10 (13)	60,000	65,850
Sbarro, Inc.:
11.00% due 09/15/09	125,000	121,250
Seneca Gaming Corp:
7.25% due 05/01/12 *	50,000	50,500
Six Flags, Inc.:
4.50% due 05/15/15	250,000	229,375
True Temper Sports, Inc.:
8.38% due 09/15/11	125,000	113,125
Turning Stone Casino Resort Enterprise:
9.13% due 12/15/10 *	50,000	52,000
Waterford Gaming, LLC:
8.63% due 09/15/12 *	88,000	93,720
Worldspan Financing Corp.:
9.52% due 02/15/11 *(9)	225,000	198,000

		1,551,309

Machinery - 0.16%

Briggs & Stratton Corp.:
8.88% due 03/15/11	50,000	57,000
Dresser-Rand Group, Inc.:
7.38% due 11/01/14 *	75,000	73,500
Ingersoll-Rand Co., Ltd.:
4.75% due 05/15/15	61,000	61,241

		191,741

Medical Technology - 0.03%

CDRV Investors, Inc.:
9.63% due 01/01/15 *(3)	75,000	36,750

Metals - 0.13%

Allegheny Technologies, Inc.:
8.38% due 12/15/11	50,000	52,500
Freeport McMoRan Resources:
7.00% due 02/15/08	50,000	50,500
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)	75,000	0
Ryerson Tull, Inc.:
8.25% due 12/15/11	25,000	22,250
9.13% due 07/15/06	25,000	25,375

		150,625

Mining - 0.12%

Newmont Mining Corp.:
5.88% due 04/01/35	146,000	146,630

Multimedia - 0.24%

Haights Cross Operating Co.:
11.75% due 08/15/11	100,000	108,000
Time Warner Entertainment Co., LP:
8.38% due 03/15/23	135,000	172,580

		280,580

Oil & Gas - 1.39%

Belden & Blake Corp.:
8.75% due 07/15/12	50,000	45,250
Chesapeake Energy Corp.:
6.63% due 01/15/16 *	25,000	25,844
6.88% due 01/15/16	125,000	130,625
CITGO Petroleum Corp.:
6.00% due 10/15/11	50,000	49,000
Colorado Interstate Gas Co.:
6.85% due 06/15/37	75,000	77,506
ConocoPhillips:
7.00% due 03/30/29	100,000	123,468
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16	75,000	70,687
El Paso Production Holding Co.:
7.75% due 06/01/13	300,000	311,250
Encore Acquisition Co.:
6.25% due 04/15/14	25,000	24,375
8.38% due 06/15/12	50,000	54,000
Exco Resources, Inc.:

7.25% due 01/15/11	25,000	24,375
Frontier Oil Corp.:
6.63% due 10/01/11	25,000	25,125
Hanover Compressor Co.:
zero coupon due 03/31/07	25,000	21,625
Hilcorp Energy, LP:
10.50% due 09/01/10 *	175,000	192,500
Oslo Seismic Services, Inc.:
8.28% due 06/01/11	149,246	158,986
Pride International, Inc.:
7.38% due 07/15/14	50,000	54,875
Seitel, Inc.:
11.75% due 07/15/11	175,000	188,125
Valero Energy Corp.:
7.50% due 04/15/32	38,000	45,382
XTO Energy, Inc.:
5.30% due 06/30/15	33,000	33,222

		1,656,220

Paper/Forest Products - 0.76%

Boise Cascade, LLC:
6.02% due 10/15/12 *(9)	175,000	175,000
Caraustar Industries, Inc.:
7.38% due 06/01/09	25,000	23,750
9.88% due 04/01/11	100,000	95,250
Constar International, Inc.:
6.64% due 02/15/12 *(9)	75,000	70,875
Fibermark, Inc.:
10.75% due 04/15/11 +(2)(5)	75,000	55,125
Packaging Corp. of America:
5.75% due 08/01/13	42,000	41,433
Pliant Corp.:
13.00% due 06/01/10	200,000	160,000
Specialty Paperboard, Inc.:
9.38% due 10/15/06 +(2)(5)	325,000	212,875
Weyerhaeuser Co.:
6.13% due 03/15/07	65,000	66,406

		900,714

Pollution Control - 0.15%

Allied Waste North America, Inc.:
7.38% due 04/15/14	75,000	69,000
9.25% due 09/01/12	33,000	35,475
USA Waste Services, Inc.:
7.13% due 10/01/07	65,000	69,011

		173,486

Railroads & Equipment - 0.34%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	38,000	48,505
8.13% due 04/15/20	117,000	153,272
Norfolk Southern Corp:
5.59% due 05/17/25	122,000	124,068
Progress Rail Services Corp.:
7.75% due 04/01/12 *	75,000	74,437

		400,282

Real Estate - 0.10%

Colonial Realty, LP:
4.75% due 02/01/10	65,000	64,299
EOP Operating, LP:
8.38% due 03/15/06	51,000	52,738

		117,037

Real Estate Investment Trusts - 0.54%

Health Care REIT, Inc.:
5.88% due 05/15/15	68,000	68,745
Host Marriott, LP:
6.38% due 03/15/15 *	100,000	97,750
iStar Financial, Inc.:
6.05% due 04/15/15	34,000	34,935
National Health Investors, Inc.:
7.30% due 07/16/07	75,000	78,028
Omega Healthcare Investors, Inc.:
6.95% due 08/01/07	25,000	25,438
Senior Housing Properties Trust:
8.63% due 01/15/12	150,000	164,250
Trustreet Properties, Inc.:
7.50% due 04/01/15 *	175,000	177,187

		646,333

Retail - 0.43%

Ferrellgas, LP:
6.75% due 05/01/14	175,000	162,750
MTS, Inc.:
10.00% due 03/15/09 +(1)(4)(8)	15,032	3,908
Rite Aid Corp.:
6.88% due 08/15/13	50,000	42,500
Saks, Inc.:
7.00% due 12/01/13	125,000	113,437
9.88% due 10/01/11	50,000	52,875
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	125,000	121,563
Wal-Mart Stores, Inc.:
4.00% due 01/15/10	8,000	7,946

		504,979

Telecommunications - 2.95%

AirGate PCS, Inc.:
9.38% due 09/01/09 *	163,300	171,465
Alaska Communications Systems Holdings, Inc.:
9.88% due 08/15/11	82,000	86,305
Alltel Corp.:
4.66% due 05/17/07	38,000	38,325
American Cellular Corp.:
10.00% due 08/01/11	400,000	390,000
AT&T Wireless Services, Inc.:

7.35% due 03/01/06	69,000	70,751
Cincinnati Bell, Inc.:
7.00% due 02/15/15 *	25,000	23,937
7.25% due 06/15/23	25,000	23,250
8.38% due 01/15/14	25,000	24,750
8.38% due 01/15/14 *	25,000	24,750
Cincinnati Bell Telephone Co.:
7.18% due 12/15/23	25,000	24,625
7.20% due 11/29/23	125,000	119,375
Citizens Communications Co.:
7.45% due 07/01/35	119,000	105,524
GCB iPCS, Inc.:
14.00% due 07/15/10 +(1)(8)	950,000	0
GTE Corp.:
6.94% due 04/15/28	7,000	7,967
LCI International, Inc.:
7.25% due 06/15/07	925,000	869,500
Nextel Communications, Inc.:
6.88% due 10/31/13	275,000	292,187
Nextmedia Operating, Inc.:
10.75% due 07/01/11	50,000	54,500
Rural Cellular Corp.:
9.63% due 05/15/08	170,000	156,400
9.75% due 01/15/10	125,000	110,625
Southwestern Bell Telephone Co.:
6.55% due 10/07/08	200,000	212,644
Sprint Capital Corp.:
6.88% due 11/15/28	51,000	57,856
6.90% due 05/01/19	32,000	36,395
TSI Telecommunication Services Syniverse Technologies, Inc.:
12.75% due 02/01/09	25,000	27,750
United States West Communications, Inc.:
7.13% due 11/15/43	175,000	144,375
7.25% due 10/15/35	150,000	129,750
7.50% due 06/15/23	25,000	22,125
Valor Telecommunications Enterprises, LLC:
7.75% due 02/15/15 *	75,000	72,938
Verizon Global Funding Corp.:
7.75% due 12/01/30	101,000	128,867
Zeus Special Subsidiary, Ltd.:
9.25% due 02/01/15 *(3)	125,000	79,062

		3,505,998

Textile - Products - 0.02%

Collins & Aikman Floor Cover:
9.75% due 02/15/10	25,000	26,250

Tobacco - 0.11%

North Atlantic Holding Co., Inc.:
12.25% due 03/01/14 (3)	175,000	39,375
North Atlantic Trading Co.:
9.25% due 03/01/12	125,000	90,000

		129,375

Utilities - Electric - 2.61%

AES Corp.:
8.88% due 11/01/27	125,000	131,250
Calpine Corp.:
4.75% due 11/15/23	600,000	355,500
8.75% due 07/15/13 *	220,000	155,650
Carolina Power & Light Co.:
5.15% due 04/01/15	33,000	34,009
Edison Mission Energy:
9.88% due 04/15/11	150,000	173,250
FirstEnergy Corp.:
7.38% due 11/15/31	104,000	126,060
Florida Power Corp.:
4.50% due 06/01/10	68,000	68,293
Mirant Corp.:
7.90% due 07/15/09 *+(2)(5)	825,000	643,500
Mission Energy Holding Co.:
13.50% due 07/15/08	875,000	1,032,500
Reliant Energy, Inc.:
6.75% due 12/15/14	25,000	23,813
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	54,500
Southern California Edison Co.:
5.75% due 04/01/35	187,000	201,383
Tiverton/Rumford Power Assoc., Ltd.:
9.00% due 07/15/18 *	99,337	75,496
UniSource Energy Corp.:
4.50% due 03/01/35 *	25,000	24,813

		3,100,017

Utilities - Gas, Distribution - 0.17%

KeySpan Corp.:
4.90% due 05/16/08	166,000	168,987
Sempra Energy:
4.62% due 05/17/07	38,000	38,129

		207,116

Utilities - Gas, Pipeline - 1.27%

Dynegy Holdings, Inc.:
8.75% due 02/15/12	50,000	51,813
El Paso Natural Gas Co.:
7.63% due 08/01/10	75,000	79,133
8.63% due 01/15/22	275,000	318,541
NGC Corp. Capital Trust I:
8.32% due 06/01/27	850,000	705,500
Pacific Energy Partners, LP:
7.13% due 06/15/14	75,000	78,000
Transcontinental Gas Pipe Line Corp.:
8.88% due 07/15/12	50,000	59,500
Williams Cos., Inc.:
7.88% due 09/01/21	200,000	222,000

		1,514,487

Total Corporate Bonds
(Cost $31,374,394)			31,498,488

FOREIGN BONDS & NOTES - 41.24%
Banks - 0.11%

HBOS Treasury Services, PLC:
3.50% due 11/30/07 *		64,000	63,171
International Finance Corp.:
4.00% due 06/15/10		68,000	68,109

			131,280

Beverages - 0.13%

SABMiller, PLC:
6.63% due 08/15/33 *		132,000	151,056

Broadcasting - 0.58%

CF Cable TV, Inc.:
9.13% due 07/15/07		25,000	25,156
Grupo Televisa SA:
6.63% due 03/18/25 *		149,000	149,000
Rogers Cable, Inc.:
5.50% due 03/15/14		50,000	47,000
6.25% due 06/15/13		25,000	24,750
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)		600,000	447,000

			692,906

Building Materials - 0.14%

North American Energy Partners, Inc.:
8.75% due 12/01/11		50,000	41,625
9.00% due 05/15/10 *		125,000	125,000

			166,625

Chemical - 0.38%

Rhodia SA:
8.88% due 06/01/11		475,000	456,000

Drugs - 0.70%

Abbott Japan Co., Ltd.:
1.05% due 11/06/08	JPY	50,000,000	470,222
Elan Finance, PLC/Elan Finance Corp.:
7.27% due 11/15/11 *(9)		100,000	86,500
7.75% due 11/15/11 *		325,000	281,125

			837,847

Electronics/Electrical Equipment - 0.09%

Chivor SA, ESP:
9.75% due 12/30/14 *(14)		100,000	104,250

Finance Companies - 0.06%

Diageo Capital, PLC:
4.38% due 05/03/10		68,000	68,081

Financial Services - 1.60%

Aries Vermogensverwaltung GmbH:
9.60% due 10/25/14		1,250,000	1,605,875
Bluewater Finance, Ltd.:
10.25% due 02/15/12		125,000	130,625
CIT Group Co. of Canada:
5.20% due 06/01/15 *		34,000	34,237
Elan Capital Corp., Ltd.:
6.50% due 11/10/08		50,000	65,312
Nationwide Building Society:
2.63% due 01/30/07 *		65,000	63,619

			1,899,668

Freight - 0.07%

Grupo Transportacion Ferroviaria Mexicana SA:
9.38% due 05/01/12 *(14)		75,000	77,625

Government Agencies - 34.73%

Brazil Federative Republic:
4.31% due 04/15/12 (9)		1,461,783	1,403,311
8.00% due 04/15/14 (14)		881,337	898,964
8.25% due 01/20/34 (14)		240,000	230,160
8.88% due 10/14/19 (14)		90,000	93,915
8.88% due 04/15/24		100,000	102,550
10.00% due 08/07/11		200,000	228,700
10.13% due 05/15/27		165,000	187,275
10.25% due 06/17/13		495,000	574,695
11.00% due 01/11/12		300,000	355,050
11.00% due 08/17/40 (14)		2,295,000	2,725,312
12.00% due 04/15/10		120,000	145,920
14.50% due 10/15/09		340,000	442,850
Government of Australia:
6.75% due 11/15/06	AUD	1,200,000	925,095
7.50% due 09/15/09	AUD	1,030,000	847,331
Government of Canada:
4.25% due 09/01/08	CAD	1,200,000	988,174
5.75% due 09/01/06	CAD	538,000	444,394
Government of France:
5.50% due 04/25/29	EUR	175,000	272,185
Government of Japan:
3.00% due 09/20/05	JPY	108,000,000	1,003,835
Government of Ukraine:
7.65% due 06/11/13		385,000	419,226
11.00% due 03/15/07		158,674	168,861
Government of United Kingdom:
5.00% due 03/07/08	GBP	322,000	596,984
5.00% due 03/07/12	GBP	740,000	1,401,400
Kingdom of Denmark:
7.00% due 11/15/07	DKK	4,160,000	765,049
Kingdom of Spain:
5.15% due 07/30/09	EUR	304,000	412,063
6.15% due 01/31/13	EUR	510,000	759,234
Kingdom of Sweden:
4.50% due 08/12/15	SEK	9,140,000	1,361,121
5.00% due 01/28/09	SEK	2,700,000	394,571
Republic of Argentina:

3.01% due 08/03/12 (Local Government Bond) (9)(14)		1,700,000	1,513,850
12.00% due 06/19/31 (International Government Bond) +(2)		307,400	89,146
Republic of Austria:
5.38% due 12/01/34 *(1)	CAD	355,000	288,819
Republic of Colombia:
10.75% due 01/15/13		290,000	344,375
12.00% due 10/22/15 (1)	COP	871,000,000	363,045
Republic of Ecuador:
8.00% due 08/15/30 (3)		1,400,000	1,101,100
Republic of Greece:
4.65% due 04/19/07	EUR	594,000	763,107
5.25% due 05/18/12	EUR	480,000	665,709
Republic of Italy:
5.25% due 12/15/05	EUR	478,000	598,009
5.25% due 11/01/29	EUR	642,000	941,226
Republic of Peru:
5.00% due 03/07/17 (10)		140,250	133,238
9.13% due 02/21/12		185,000	219,225
9.88% due 02/06/15		80,000	97,280
Republic of South Africa:
6.50% due 06/02/14		200,000	221,500
13.00% due 08/31/10	ZAR	2,470,000	438,861
Republic of Turkey:
8.00% due 02/14/34 (14)		525,000	529,593
9.50% due 01/15/14		100,000	115,625
11.00% due 01/14/13		175,000	217,219
11.88% due 01/15/30 (14)		1,060,000	1,469,425
Republic of Uruguay:
7.50% due 03/15/15		150,000	141,000
9.25% due 05/17/17 (14)		410,000	425,375
Republic of Venezuela:
3.63% due 12/18/07 (9)		71,435	71,256
8.50% due 10/08/14		220,000	221,100
9.25% due 09/15/27 (14)		1,285,000	1,292,068
Russian Federation:
3.00% due 05/14/08		125,000	117,050
3.00% due 05/14/08		475,000	444,790
3.00% due 05/14/11		560,000	484,960
5.00% due 03/31/30 (3)		2,850,000	3,128,445
8.25% due 03/31/10		1,180,000	1,290,330
United Mexican States:
3.84% due 01/13/09 (9)		450,000	456,300
5.88% due 01/15/14		275,000	286,000
6.38% due 01/16/13		295,000	315,650
6.63% due 03/03/15		1,785,000	1,952,790
7.50% due 01/14/12		190,000	215,935
7.50% due 04/08/33		400,000	458,800
8.00% due 12/24/08	MXN	7,396,000	648,862
8.13% due 12/30/19		285,000	347,985
8.30% due 08/15/31		210,000	259,350
9.00% due 12/24/09	MXN	4,830,000	435,059

			41,251,682

Insurance - 0.14%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15		175,000	161,438

Leisure & Tourism - 0.09%

Grupo Posadas SA de CV:
8.75% due 10/04/11 *		100,000	104,750

Metals - 0.22%

Alcan, Inc.:
5.00% due 06/01/15		34,000	34,053
Barrick Gold Corp.:
5.80% due 11/15/34		41,000	42,073
CSN Islands VIII Corp.:
9.75% due 12/16/13 *		125,000	133,125
10.00% due 01/15/15 *		50,000	53,500

			262,751

Oil & Gas - 0.38%

ENI Coordination Center:
5.25% due 12/27/07	GBP	135,000	248,654
Nexen, Inc.:
7.88% due 03/15/32		161,000	201,799

			450,453

Paper/Forest Products - 0.53%

Abitibi-Cons., Inc.:
8.55% due 08/01/10		125,000	126,562
8.85% due 08/01/30		50,000	44,750
Stora Enso Oyj:
3.88% due 12/15/09	SEK	3,200,000	440,716
Tembec Industries, Inc.:
8.63% due 06/30/09		25,000	20,250

			632,278

Retail - 0.22%

Jean Coutu Group, Inc.:
8.50% due 08/01/14		175,000	170,187
Vitro Envases Norteamerica SA:
10.75% due 07/23/11 *		75,000	72,938
Vitro SA de CV:
11.75% due 11/01/13 *		25,000	21,313

			264,438

Semiconductors - 0.10%

MagnaChip Semiconductor SA:
6.88% due 12/15/11 *		25,000	23,125
8.00% due 12/15/14 *		50,000	43,500
STATS ChipPAC, Ltd.:
6.75% due 11/15/11		50,000	48,500

			115,125

Telecommunications - 0.81%

British Telecommunications, PLC:
7.63% due 12/15/05		65,000	66,438
Deutsche Telekom International Finance BV:
8.75% due 06/15/30		117,000	159,041
Empresa Brasileira de Telecom SA:
11.00% due 12/15/08		16,000	18,200

Intelsat Bermuda, Ltd.:
8.63% due 01/15/15 *	400,000	410,500
Koninklijke (Royal) KPN NV:
7.50% due 10/01/05	65,000	65,836
Telecom Italia Capital SA:
4.00% due 01/15/10 *	54,000	52,417
6.00% due 09/30/34 *	83,000	84,178
Telecomunicaciones De Puerto Rico, Inc.:
6.80% due 05/15/09	66,000	70,323
TELUS Corp.:
7.50% due 06/01/07	32,000	33,938

		960,871

Utilities - Electric - 0.16%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)	175,000	875
Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08	325,000	193,375

		194,250

Total Foreign Bonds & Notes
(Cost $47,958,715)		48,983,374

UNITED STATES GOVERNMENT BONDS - 20.97%
Government Agencies - 10.09%

Federal Home Loan Mtg. Corp.:
3.75% due 03/03/08	280,000	279,658
4.50% due 02/01/20	592,431	590,148
5.00% due 09/01/18	848,179	858,708
5.00% due 05/01/34	753,711	753,399
5.00% due 02/01/35	124,955	124,903
6.00% due 01/01/30	60,371	62,180
6.00% due 12/01/31	454,163	467,447
6.00% due 02/01/32	347,028	357,179
6.50% due 07/01/29	10,742	11,179
7.00% due 06/01/29	25,720	27,148
Federal National Mtg. Assoc.:
4.50% due 06/01/19	486,921	485,217
4.50% due 02/01/35	346,717	338,140
4.68% due 04/01/35 (9)	593,376	596,725
5.00% due 06/01/19	213,466	216,059
5.00% due 03/01/34	396,318	396,506
5.00% due 11/01/34	499,465	499,702
5.50% due 03/01/18	43,558	44,770
5.50% due 07/01/19	385,781	396,389
5.50% due 01/01/29	102,162	104,076
5.50% due 05/01/29	34,506	35,134
5.50% due 06/01/34	1,230,933	1,248,629
5.50% due 03/01/35	974,851	988,940
6.00% due 02/01/32	117,851	121,414
6.00% due 10/01/34	1,965,677	2,021,375
6.50% due 12/01/31	207,133	215,635
6.50% due 04/01/34	362,961	377,255
6.50% due 02/01/35	315,268	327,684
7.50% due 03/01/32	9,152	9,791
8.50% due 08/01/31	23,914	26,067

		11,981,457

Government Obligations - 10.88%

United States Treasury Bonds:
5.38% due 02/15/31	2,632,000	3,048,185
9.38% due 02/15/06	320,000	334,337
United States Treasury Notes:
2.00% due 08/31/05	5,820,000	5,806,131
2.50% due 05/31/06	205,000	203,182
3.38% due 10/15/09	73,000	71,948
3.50% due 08/15/09	1,500,000	1,487,637
3.63% due 01/15/10	38,000	37,816
3.88% due 05/15/10	65,000	65,351
4.00% due 06/15/09	410,000	414,420
4.00% due 04/15/10	34,000	34,351
4.00% due 02/15/15	304,000	303,287
4.13% due 05/15/15	34,000	34,329
4.25% due 08/15/14	82,000	83,554
6.50% due 10/15/06	100,000	103,961
6.50% due 02/15/10	800,000	893,750

		12,922,239

Total United States Government Bonds
(Cost $24,629,107)		24,903,696

COMMON STOCK - 2.64%
Commercial Services - 0.04%

NES Rentals Holdings, Inc. +	5,026	48,752

Leisure & Tourism - 0.23%

Aztar Corp. +	1,700	54,298
Isle of Capri Casinos, Inc. +	1,700	42,296
Magna Entertainment Corp., Class A +	5,300	28,196
MGM Mirage, Inc. +	4,000	152,360

		277,150

Oil & Gas - 0.25%

Trico Marine Services, Inc. +	16,000	291,200

Real Estate Investment Trusts - 0.21%

Meristar Hospitality Corp. +	19,490	163,521
National Health Investors, Inc.	3,100	82,677

		246,198

Retail - 0.00%

MTS, Inc. +(1)(8)	3,863	0

Telecommunications - 1.91%

Alamosa PCS Holdings, Inc. +	11,023	136,134
Dobson Communications Corp.	100	67,750
iPCS, Inc. +	27,071	845,969
IWO Holdings, Inc. +(1)	31,250	1,117,188
Telewest Global, Inc. +	5,085	106,327

		2,273,368

Total Common Stock
(Cost $1,652,477)		3,136,668

PREFERRED STOCK - 0.60%
Broadcasting - 0.20%

Paxson Communications Corp.:
13.25% (4)	33	244,200

Commercial Services - 0.05%

Rent-Way, Inc.:
8.00% (1)(8)(15)	4	54,798

Financial Services - 0.32%
General Electric Capital Corp.:
4.50% (11)	12,000	289,800
Merrill Lynch & Co., Inc.:
3.97% (9)	3,961	93,638

		383,438

Retail - 0.03%

GNC Corp.:
12.00% (4)	50	35,000

Total Preferred Stock
(Cost $757,071)		717,436

WARRANTS - 0.00%
Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 (Strike price $0.00) +*(1)(8)	50	0

Total Warrants
(Cost $0)		0

Total Long-Term Investment Securities
(Cost $107,076,764)		109,943,435

SHORT-TERM INVESTMENT SECURITIES - 3.37%
Commercial Paper - 3.37%

San Paolo Financial:
3.04% due 06/01/05
(Cost $4,000,000)	$4,000,000	4,000,000

REPURCHASE AGREEMENT - 4.62%

Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 05/31/05, to be repurchased 06/01/05 in the amount of $5,493,427 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 02/15/08 and having an approximate value of $5,658,360

(Cost $5,493,000)	5,493,000	5,493,000

TOTAL INVESTMENTS
(Cost $116,569,764) (7)	100.55%	119,436,435
Liabilities in excess of other assets	(0.55)%	(650,231)

NET ASSETS	100.00%	$118,786,204

+	Non-income producing security

*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2005, the aggregate value of these securities was $8,874,662 representing 7.47% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	Denominated in United States dollars unless otherwise indicated.

(1)	Fair valued security (see Note 1)

(2)	Bond in default

(3)	Security is a “step up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind). Payments made with additional securities in lieu of cash.

(5)	Company has filed Chapter 11 bankruptcy.

(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Illiquid security

(9)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.

(10)	Variable rate security - the rate reflected is as of May 31, 2005; maturity date reflects next reset date.

(11)	Security is a preferred stock where the rate increases or steps up at a predetermined rate. The rate reflected is as of May 31, 2005.

(12)	Commercial Mortgage-Backed Security

(13)	Security represents an investment in an affiliated company (see Note 3).

(14)	The Fund has an investment policy which states that up to 25% of the Fund’s net assets may be invested in foreign emerging market debt rated Ba or higher by Moody’s or BB or higher by Standard & Poor’s. During the period, AIG Global Investment Corp. (“AIGGIC”), the subadviser for the Strategic Bond Fund, purchased emerging market securities rated below Ba by Moody’s or below BB by Standard & Poor’s rating services. Subsequent to May 31, 2005, AIGGIC, on behalf of the Fund, sold these emerging market securities. Losses as the result of these sales will be reimbursed to the Fund.

(15)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2005, the Strategic Bond Fund held the following restricted security:

Name	Acquisition Date	Shares/Par	Acquisition Cost	Market Value	Value as a % of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	4	$35,000	$54,798	0.05%

Open Forward Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation (Depreciation)
CAD 1,800,000	USD 1,419,290	8/04/05	$(16,474)
EUR 3,750,000	USD 4,746,338	8/04/05	122,523

			$106,049

Currency Legend

AUD	Australian Dollar
GBP	British Pound
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
ZAR	South African Rand

See Notes to Financial Statements

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock pursuant to procedures adopted in good faith under the direction of the Fund’s Trustees. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service.

Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less, and all investments of the Money Market II Fund, are valued by the amortized cost method which approximates fair market value.

Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund’s Trustees. Securities of the Lifestyle Funds are valued at the net asset value (market value) of the underlying VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Mutual Funds.

Note 2 — Repurchase Agreements

At May 31, 2005, Money Market II Fund held 0.11% undivided interest, representing $155,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. which is dated May 31, 2005, bears interest at a rate of 2.82% per annum, has a principal amount of $141,527,000 a repurchase price of $141,538,086 and matures June 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.88%	05/15/10	$143,640,000	$144,358,200

In addition, at May 31, 2005, Money Market II Fund held 0.40% undivided interest, representing $1,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated May 31, 2005, bears interest at a rate of 2.95% per annum, has a principal amount of $250,000,000, a repurchase price of $250,020,486 and matures June 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.00%	01/15/14	$34,405,000	$37,501,450
U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	50,000,000	56,625,000
U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	100,000,000	160,875,000

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the Period ended May 31, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distributions Received
Aggressive Growth Lifestyle	Various VC II Funds*	$264,281	$565,862
Conservative Growth Lifestyle	Various VC II Funds*	590,466	305,962
Core Bond	Riviera Holdings Corp.	2,063	—
High Yield Bond	Riviera Holdings Corp.	12,375	—
Moderate Growth Lifestyle	Various VC II Funds*	843,268	832,951
Small Cap Growth	IPC Holdings, Ltd.	4,728	—
Socially Responsible	American International Group, Inc.	310	—
Strategic Bond	Riviera Holdings Corp.	4,950	—

Fund	Security	Market Value at 08/31/04	Cost of Purchases		Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Amortization of Discount (Premium)	Market Value at 05/31/05
Aggressive Growth Lifestyle	Various VC II Funds*	$33,545,560	$11,618,497	†	$11,750,710	$2,691,431	$1,355,403	$—	$37,460,181
Conservative Growth Lifestyle	Various VC II Funds*	30,671,645	11,107,294	†	11,554,870	938,493	906,000	—	32,068,562
Core Bond	Riviera Holdings Corp.	27,250	—		—	—	318	(131)	27,437
High Yield Bond	Riviera Holdings Corp.	163,500	—		—	—	101	1,024	164,625
Moderate Growth Lifestyle	Various VC II Funds*	56,276,555	26,004,229	†	19,170,332	2,659,403	2,507,248	—	68,277,103
Small Cap Growth	IPC Holdings, Ltd.	232,256	12,794		—	—	11,091	—	256,141
Socially Responsible	American International Group, Inc.	80,430	159,497		138,357	(20,461)	(18,393)	—	62,716
Strategic Bond	Riviera Holdings Corp.	65,400	—		—	—	380	70	65,850

*	See Schedule of Investments for details.
†	Includes reinvestment of distributions paid.

Note 4 — Federal Income Taxes

As of May 31, 2005, the amounts of aggregate Unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$36,060,236	$2,872,237	$1,472,292	$1,399,945
Capital Appreciation	42,787,207	4,867,984	1,511,662	3,356,322
Conservative Growth Lifestyle	31,219,500	1,028,076	179,014	849,062
Core Bond	86,987,719	1,328,948	572,710	756,238
High Yield Bond	71,522,546	4,854,817	3,311,453	1,543,364
International Small Cap Equity	72,306,821	7,181,451	2,373,762	4,807,689
Large Cap Value	74,328,947	11,438,076	1,648,751	9,789,325
Mid Cap Growth	44,202,285	6,099,812	1,592,901	4,506,911
Mid Cap Value	243,764,646	39,431,658	11,895,394	27,536,264
Moderate Growth Lifestyle	65,394,596	3,486,267	603,760	2,882,507
Money Market II	70,976,046	—	—	—
Small Cap Growth	38,403,069	7,777,471	2,879,270	4,898,201
Small Cap Value	84,775,763	11,169,649	1,676,535	9,493,114
Socially Responsible	133,391,689	5,117,617	2,444,845	2,672,772
Strategic Bond	116,576,303	4,836,035	1,975,904	2,860,131

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 28, 2005

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 28, 2005